UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: December 31, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

The Bond Fund of America

Bonds for the long run

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Annual report for the year ended December 31, 2009

The Bond Fund of AmericaSM seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2009:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	10.59%	1.61%	4.50%

The total annual fund operating expense ratio was 0.65% for Class A shares as of December 31, 2009.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 25 and 26 for details.

The fund’s 30-day yield for Class A shares as of January 31, 2010, calculated in accordance with the Securities and Exchange Commission formula, was 3.79%. The fund’s distribution rate for Class A shares as of that date was 4.25%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 32.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from AAA (highest) to D (lowest), are generally issued by independent rating agencies and are designed to provide an indication of an issuer’s creditworthiness. See the fund’s most recent statement of additional information for details. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. Investing in bonds of issuers outside the U.S. may be subject to additional risks. They include currency fluctuations; political and social instability; differing securities regulations and accounting standards; higher transaction costs; possible changes in taxation; and illiquidity. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

2009 saw a reversal of the trends that darkened the bond market in 2008. As a result, most nongovernment sectors of the market rallied steadily, with some of the best returns being recorded by lower rated, higher risk bonds.

The Bond Fund of America, boosted by the rally, produced a total return of 14.9% for the year ended December 31, 2009. Fund results far exceeded those of its primary benchmark, the unmanaged Barclays Capital U.S. Aggregate Index, which returned 5.9%. However, the fund’s results fell short of its peer-group measure, the Lipper Corporate Debt A-Rated Bond Funds Average, which returned 15.2%.

Income remains a vital component of the fund’s total return. For 2009, the fund paid monthly dividends totaling 52.2 cents a share. This represents an income return of nearly 5.0% for those who reinvested dividends. Those who took dividends in cash recorded an income return of about 4.9%. Importantly for our shareholders, the fund’s income return continued to surpass that of its Lipper peer-group average for the 25th consecutive year.

Bond market overview
To put 2009 in perspective, we should first refresh our memories of 2008. The bond market nearly froze up in late 2008, as problem mortgages encumbered financial institutions and pushed some to extinction. Investors increasingly shunned most debt obligations except government bonds, which rallied sharply from a flight to safety and a decline in the federal funds rate to historic lows. As the financial crisis grew and the economy plunged deeper into recession, the division in the market widened: Government debt soared, while most other sectors of the market sagged.

[Begin Sidebar]
Results at a glance
For periods ended December 31, 2009, with all distributions reinvested
	Total returns	Average annual total returns

				Lifetime
	1 year	5 years	10 years	(since 5/28/74)

The Bond Fund of America
(Class A shares)	14.91%	2.38%	4.90%	8.45%

Barclays Capital U.S. Aggregate Index1	5.93	4.97	6.33	8.43

Lipper Corporate Debt A-Rated Bond Funds Average2	15.18	3.52	5.48	8.24

1 The unmanaged Barclays Capital U.S. Aggregate Index began on January 1, 1976. From May 28, 1974, through December 31, 1975, the Barclays Capital U.S. Government/Credit Index was used.
2 Source: Lipper. Lipper averages do not include the effect of sales charges.
[End Sidebar]

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[Begin Sidebar]
In this report

Special feature

6	Bonds for the long run

In this article, we’ll take a closer look at the concept of bonds’ relative stability by taking a longer view of the bond market, its basic components and its fluctuations. In the process, we’ll discuss how and why bond funds should be a part of every investor’s long-term investment strategy.

Contents

1	Letter to shareholders

4	The value of a long-term perspective

11	Summary investment portfolio

15	Financial statements

33	Board of directors and other officers
[End Sidebar]

[Begin Sidebar]
Treasury yield curves

As shown, rising yields pushed most Treasury prices lower in 2009.

[begin line chart]
	December 31, 2009	December 31, 2008

3 Mo	0.06	0.09
6 Mo	0.20	0.27
1 Yr	0.45	0.35
2 Yr	1.14	0.77
3 Yr	1.68	0.97
5 Yr	2.68	1.55
10 Yr	3.84	2.22
30 Yr	4.64	2.68
[end line chart]

Source: Bloomberg
[End Sidebar]

In response, the government and the Federal Reserve enacted extraordinary measures to stimulate the economy and foster liquidity in the financial markets. With implicit government support, the weaker sectors of the market began to stabilize during the first quarter of 2009. Though trading remained sketchy at first, buyers began to return to the market in search of higher yields than those offered by Treasuries.

By the second quarter of 2009, some of the most battered sectors of 2008 were rallying, producing large gains. These mainly included credit-sensitive areas of the market such as corporate bonds, high-yield debt, commercial mortgage-backed securities and mortgage-related debt in the asset-backed sector.

By the second half of 2009, the economy was showing signs of stabilizing, albeit at lower levels. Despite rising unemployment, there were glimpses of hope in corporate earnings and signs of strength in international economies with key ties to the United States. With prospects of a sustainable recovery emerging, the rally in credit-sensitive bonds continued throughout the second half, though at a more measured pace.

If 2008 and 2009 were studies in contrasts and extremes, so were the returns of those two years. High-yield bonds (those rated below investment grade) recorded some of the worst results in 2008 yet produced returns in excess of 50% in 2009. In contrast, Treasuries, which rallied 13.7% in 2008, fell 3.6% in 2009 as measured by Barclays Capital. Overall, bonds with the greatest measure of credit risk generally posted the highest returns last year. As for high-quality bonds, not all fell from favor. Government mortgage-backed securities, for example, delivered positive results in both years, providing a striking exception to the reversal in market momentum.

A look at the portfolio
During the past year, the portfolio counselors of The Bond Fund of America took advantage of the bond market rally to bolster the credit quality of the portfolio and to lower the fund’s exposure to higher risk securities as prices increased. These adjustments were primarily intended to lessen the overall volatility of the portfolio, should the market encounter hurdles in the months ahead in the face of developing uncertainties. These include the likely withdrawal of government initiatives to support the market, ongoing difficulties in the commercial real estate market and potential setbacks to the fledgling recovery taking place in the economy.

Adjustments to the portfolio include an increased weighting in U.S. government bonds (mainly Treasuries and federal agencies), which grew to 28.9% by year-end from 14.1% at the start of the year. Additionally, portfolio counselors took advantage of rising prices to reduce exposure to asset-backed securities, commercial mortgage-backed obligations and privately originated mortgage-backed bonds. On the other hand, they modestly increased holdings of federally supported mortgage-backed securities. This left the fund’s total mortgage exposure down only slightly for the year.

Corporate bonds have long been a core component of the fund’s portfolio and remained its largest sector exposure. As these bonds rallied during the first half of the year, portfolio counselors trimmed its exposure, primarily by reducing bank and financial obligations. During the second half of the year, counselors increased the fund’s weightings in consumer discretionary debt and energy bonds. Overall, corporate bonds ended the year with a 34.5% weighting in the portfolio, down marginally from the start of the year. Over the past two years, however, the reduction has been more significant; corporates totaled about 44.3% of portfolio holdings in mid-2008.

Despite these adjustments, The Bond Fund of America has maintained a broad exposure to the market, as can be seen in the charts atop the summary portfolio on page 11. Overall, the fund ended the year with more than 2,100 individual holdings, a 23% increase in net assets and more than 2.3 million shareholders.

Looking ahead
The recovery in the bond market over the past year has been truly impressive. In most respects, the market has returned to normal: It readily accommodates the daily fluctuations that move bond prices, and trading activity has increased significantly. This is the good news for 2010, and we do not expect a return to the troubles of 2008.

The year ahead, however, holds new uncertainties, as we mentioned earlier in the letter. While we have confidence that the market will contend with these issues in an orderly fashion as they unfold, we have also tempered our expectations for returns in the coming year. Though we continue to find longer term opportunities for our shareholders, we do not expect 2010 to deliver the outsized gains of last year.

In this environment, we believe that caution is the better part of prudency, and we have positioned the fund’s portfolio accordingly. We continue to rely heavily on the efforts of our analysts, traders, economists and market professionals to drive our investment decisions, and we are ever mindful of the importance this fund has for so many of our shareholders who view it as a pillar of stability and reliability in their overall portfolio. Accordingly, we invite you to read our feature article, “Bonds for the long run,” which begins on page 6 and takes a closer look at the relative stability bonds offer.

We thank you for this opportunity to help you achieve your financial goals, and we look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ John H. Smet

John H. Smet
President

February 5, 2010

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
We take this opportunity to thank Abner Goldstine for his many years of leadership and service as president of The Bond Fund of America. Beginning this year, John Smet has assumed the responsibilities of president. Abner has been with the fund since its inception in 1974. John has been with the fund for 20 years.
[End Sidebar]

The value of a long-term perspective

How a $10,000 investment has grown over the fund’s lifetime

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

There have always been reasons not to invest. You will find, however, that despite occasional stumbles, financial markets have tended to reward investors over the long term.

Dividends, particularly when reinvested, have accounted for virtually all of the fund’s overall results. The table beneath the chart details the fund’s annual dividends and the cumulative value of the original investment.

Average annual total returns based on a $1,000 investment
(for periods ended December 31, 2009)*
	1 year	5 years	10 years
Class A shares	10.59%	1.61%	4.50%

*Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

The total annual fund operating expense ratio was 0.65% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 25 and 26 for details.

[begin mountain chart]
Year ended Dec 31	BFA with dividends reinvested4	Barclays Capital U.S. Aggregate Index3	Consumer Price Index (inflation)5

5/28/74	$9,625	$10,000	$10,000
1974	9,988	10,318	10,679
1975	11,254	11,587	11,420
1976	13,293	13,395	11,975
1977	13,977	13,802	12,778
1978	14,261	13,994	13,930
1979	14,710	14,264	15,782
1980	15,230	14,650	17,757
1981	16,242	15,565	19,342
1982	21,586	20,643	20,082
1983	23,628	22,368	20,844
1984	26,450	25,756	21,667
1985	33,488	31,449	22,490
1986	38,568	36,250	22,737
1987	39,324	37,248	23,745
1988	43,533	40,186	24,794
1989	47,942	46,025	25,947
1990	49,509	50,149	27,531
1991	59,927	58,174	28,374
1992	66,722	62,480	29,198
1993	76,155	68,571	30,000
1994	72,335	66,572	30,802
1995	85,536	78,870	31,584
1996	91,274	81,733	32,634
1997	99,709	89,624	33,189
1998	104,863	97,409	33,724
1999	107,265	96,609	34,630
2000	113,906	107,841	35,802
2001	122,051	116,946	36,358
2002	129,514	128,939	37,222
2003	145,335	134,231	37,922
2004	153,837	140,055	39,156
2005	156,815	143,457	40,494
2006	166,032	149,674	41,523
2007	171,635	160,101	43,217
2008	150,619	168,491	43,257
2009	173,071	178,483	44,434
[end mountain chart]

Year ended
December 31	1974	6	1975	1976	1977	1978	1979		1980	1981

Total value
Dividends reinvested	$418		907	1,020	1,126	1,211	1,401		1,724	2,118
Value at year-end	$9,988		11,254	13,293	13,977	14,261	14,710		15,230	16,242
BFA’s total return	(0.1)%		12.7	18.1	5.1	2.0	3.1		3.5	6.6

Year ended
December 31	1982		1983	1984	1985	1986	1987		1988	1989

Total value
Dividends reinvested	2,434		2,556	2,869	3,227	3,604	3,787		3,953	4,471
Value at year-end	21,586		23,628	26,450	33,488	38,568	39,324		43,533	47,942
BFA’s total return	32.9		9.5	11.9	26.6	15.2	2.0		10.7	10.1

Year ended
December 31	1990		1991	1992	1993	1994	1995		1996	1997

Total value
Dividends reinvested	4,699		4,909	5,275	5,325	5,733	6,178		6,473	6,704
Value at year-end	49,509		59,927	66,722	76,155	72,335	85,536		91,274	99,709
BFA’s total return	3.3		21.0	11.3	14.1	(5.0)	18.2		6.7	9.2

Year ended
December 31	1998		1999	2000	2001	2002	2003		2004	2005

Total value
Dividends reinvested	7,007		7,398	8,190	8,228	8,189	7,370		6,913	7,924
Value at year-end	104,863		107,265	113,906	122,051	129,514	145,335		153,837	156,815
BFA’s total return	5.2		2.3	6.2	7.2	6.1	12.2		5.8	1.9

Year ended
December 31	2006		2007	2008	2009		Average
							annual
Total value							total return
Dividends reinvested	7,949		8,950	10,094	7,469		for fund’s
Value at year-end	166,032		171,635	150,619	173,071		lifetime:
BFA’s total return	5.9		3.4	(12.2)	14.9		8.34	%4

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

2The maximum initial sales charge was 8.5% prior to December 15, 1986, when it became 4.75% until January 9, 2000.

3From May 28, 1974, through December 31, 1975, the Barclays Capital U.S. Government/Credit Index was used because the Barclays Capital U.S. Aggregate Index did not yet exist. Since January 1, 1976, the Barclays Capital U.S. Aggregate Index has been used. These indexes are unmanaged and their results do not reflect the effect of sales charges, commissions or expenses.

4Includes reinvested dividends of $177,805 and reinvested capital gain distributions of $4,573.
5Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
6For the period ended May 28, 1974 (when fund operations began), through December 31, 1974.

The results shown are before taxes on fund distribution and sale of fund shares.

[photo of a suspension bridge over water - view from water level]
Bonds for the long run

In our 2007 annual report, we addressed some of the lessons learned from difficult markets. One lesson was that sharp downturns in the bond market have often been followed by robust rebounds. We’ve seen ample evidence of this last year.

In late 2008, most bond sectors (except Treasuries) declined significantly during the darkest days of the financial crisis. In 2009, many of those same bonds retraced lost ground.

The 2009 bond rally also coincided with renewed investor interest in fixed-income securities. For much of the year, investors put far more money into bond funds than into stock funds, as measured by the Investment Company Institute, the trade organization for the mutual fund industry. This rotation into bonds occurred even as stock prices also rebounded strongly from multi-year lows.

Why the preference for bonds? No doubt some investors were chasing after expected short-term gains. More likely, in our view, many more were seeking the relative stability that bonds tend to provide, particularly in light of the extreme volatility that occurred in the stock market over the past two years.

In this article, we’ll take a closer look at the concept of bonds’ relative stability by taking a longer view of the bond market, its basic components and its fluctuations. In the process, we’ll discuss how and why bond funds should be a part of every investor’s long-term investment strategy.

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The perspective of a decade

The past decade has been an extraordinary period for U.S. stocks and bonds alike. Two major declines bookended the decade for stocks, with the most recent selloff being the most severe since the 1930s. Large portions of the bond market also withstood a major downturn in 2008, while Treasuries rallied and interest rates tumbled to historic lows. Nonetheless, the interim losses recorded by most of the nongovernment portions of the bond market were smaller than those of the stock market. Moreover, bond market returns for the decade just ended bested those of the stock market, as measured by their primary indexes: The Barclays Capital U.S. Aggregate Index (a benchmark for this fund) posted a cumulative return of 84.7% for the 10 years ended December 31, 2009, while Standard & Poor’s 500 Composite Index declined 9.1%.

Was this an anomaly? Yes and no. Over much longer periods of time, stocks have generally provided higher returns than bonds; but there are exceptions — other 10-year periods when bonds produced better results. During the 1970s, for example, there were several 10-year rolling periods when bond returns outpaced those of stocks. The quandary for investors is that no one can predict with certainty which asset class will produce the best results for the next 10 years. History offers insights, but its guidance is murky because markets and the forces that drive markets are constantly evolving.

To address this uncertainty, prudent investors must understand the differences between stocks and bonds, then carefully evaluate their tolerance for investment risk. With that knowledge, a financial adviser can help investors devise a strategy to achieve their long-term investment goals — a strategy that combines both stocks and bonds that are appropriate to the investor’s risk tolerance and time horizon.

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[Begin Sidebar]
Stocks + bonds = balance

Historically, bonds have helped buoy investment portfolios during stock market declines. We had ample evidence of this twice during the past decade. It is not unusual for stocks and bonds to move in different directions, but the main reason for incorporating bonds into an overall investment plan is that bonds tend to be less volatile than stocks. As this chart suggests, an investor who put equal amounts of money into stocks and bonds at the start of the decade would have done far better by the end of the decade than one who invested only in stocks.

[begin line chart]
	Stocks	Bonds	Stocks + Bonds

12/31/1999	10,000	10,000	10,000
3/31/2000	10,229	10,221	10,225
6/30/2000	9,957	10,399	10,178
9/30/2000	9,861	10,712	10,286
12/31/2000	9,090	11,163	10,126
3/31/2001	8,013	11,501	9,757
6/30/2001	8,481	11,566	10,024
9/30/2001	7,237	12,100	9,668
12/31/2001	8,010	12,105	10,058
3/31/2002	8,032	12,116	10,074
6/30/2002	6,957	12,564	9,760
9/30/2002	5,756	13,140	9,448
12/31/2002	6,241	13,347	9,794
3/31/2003	6,044	13,532	9,788
6/30/2003	6,974	13,871	10,422
9/30/2003	7,159	13,851	10,505
12/31/2003	8,030	13,894	10,962
3/31/2004	8,166	14,264	11,215
6/30/2004	8,306	13,915	11,111
9/30/2004	8,151	14,360	11,255
12/31/2004	8,903	14,497	11,700
3/31/2005	8,712	14,428	11,570
6/30/2005	8,831	14,862	11,846
9/30/2005	9,149	14,761	11,955
12/31/2005	9,340	14,849	12,094
3/31/2006	9,733	14,753	12,243
6/30/2006	9,592	14,742	12,167
9/30/2006	10,135	15,303	12,719
12/31/2006	10,814	15,493	13,153
3/31/2007	10,883	15,726	13,304
6/30/2007	11,566	15,644	13,605
9/30/2007	11,800	16,089	13,945
12/31/2007	11,407	16,572	13,990
3/31/2008	10,330	16,931	13,631
6/30/2008	10,049	16,759	13,404
9/30/2008	9,209	16,677	12,943
12/31/2008	7,188	17,440	12,314
3/31/2009	6,398	17,461	11,930
6/30/2009	7,417	17,772	12,594
9/30/2009	8,573	18,437	13,505
12/31/2009	9,090	18,475	13,783
[end line chart]
Assumes a hypothetical $10,000 investment on January 1, 2000, with all distributions reinvested. Stocks are represented by Standard & Poor’s 500 Composite Index. Bonds are represented by Barclays Capital U.S. Aggregate Index. The stocks & bonds portfolio consists of $5,000 invested in stocks and $5,000 invested in bonds at the beginning of the period. The indexes are unmanaged, and the portfolio was not rebalanced after the initial investment.
[End Sidebar]

Distinct securities

The fundamental distinction between stocks and bonds is that the former involves an ownership stake in a company, while the latter is a loan to a company or entity. As such, stocks represent an investment in the ability of a company to thrive over time, while bonds are an investment in the ability of a company or entity to make good on its debt. Thus, stockholders primarily seek capital appreciation (growth of principal), and bondholders primarily seek timely interest payments and the return of their principal (the loan) at maturity. The steady stream of interest payments exerts a moderating influence on bond returns during difficult markets.

Another important distinction is how these securities are treated in the capital structure, the building blocks of a company’s funding. Stocks and bonds are both integral parts of the funding structure, but bonds have seniority. In a worst-case scenario, for example, stockholders are typically wiped out if a company files for bankruptcy, while bondholders may have access to the company’s assets or may assume ownership of the company itself. In other words, bondholders often have a greater downside protection than do stockholders.

These basic distinctions point to underlying differences between the two asset classes, which influence their behavior under changing market conditions. Stocks, by virtue of their greater upside and downside potential, are historically more volatile than bonds. To be sure, both securities involve degrees of investment risk, but bonds are generally perceived to be less volatile over time than stocks. As a result, bond returns — particularly those with investment-grade ratings — are typically more moderate than stocks; but moderation can serve a vital function in a broader investment portfolio, as many have recently learned.

A question of allocation

The question for most investors is really not one of stocks or bonds. Rather, it is a question of determining the right mix of the two asset classes to best serve their investment goals. A financial adviser is the preferred resource for determining the optimum mix, based on the investor’s goals, ability to accept risk and the need for current income. Once an allocation to bonds has been determined, the question becomes which bonds?

Diversification among types of bonds can help smooth out returns and provide a steadier stream of income. Recent history provides an example. For decades, U.S. Treasuries have been the gold standard for investors, the universal safe haven during periods of market distress. During the worst days of the financial crisis, Treasuries rallied while most other sectors of the bond market sank. Indeed, for 2008, Treasuries returned 13.7%. In 2009, however, Treasuries gave up some of those gains, declining 3.6%. In contrast, corporate bonds fell 4.9% in 2008 but gained 18.7% in 2009. These variations point to the need for diversification within the bond portfolio because each sector of the market can respond differently to changing market conditions.

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[Begin Sidebar]
Bond market sector returns

This table shows the total return for major sectors of the bond market for 2008 and 2009. It also shows the average annual total return for each of these sectors for the past decade. While returns often fluctuate from year to year, as we have recently seen, they have tended to smooth out over time, as shown in the 10-year average annual total returns.

Sector	2008	2009	10-year average*

U.S. Treasuries	13.74%	–3.57%	6.15%
U.S. Agencies	9.26	1.53	6.22
U.S. Corporates	–4.94	18.68	6.58
U.S. Mortgage-backed securities	8.34	5.89	6.46
U.S. Commercial mortgage-backed securities	–20.52	28.45	6.01
U.S. Asset-backed securities	–12.72	24.72	5.35
Global bonds	4.79	6.93	6.49
U.S. High Yield	–26.16	58.21	6.72

*Average annual total returns through 12/31/09
Source: Barclays Capital
[End Sidebar]

The relative stability of bonds becomes more apparent when investors take a longer view of the market and returns, as shown in the chart above. Since it is rare that all sectors of the market do equally well or poorly, financial advisers frequently recommend that investors diversify holdings, just as they would in a stock portfolio.

The Bond Fund of America aims to do just that by offering a broad selection of bonds culled from the various sectors of the market. The fund also strives to provide layers of diversity by investing in bonds of varying credit quality and across the spectrum of maturities available. This mix, however, is neither arbitrary nor fully inclusive. The fund is purposefully weighted in investment-grade bonds (those rated BBB or higher), and each holding is carefully selected for its potential to contribute to results based on the terms of the issue, prospects of the issuer and the outlook for market conditions. Yet with this approach, investors gain access to a wide variety of bonds that are actively managed to help shareholders meet their investment needs.

Management matters

A professionally managed bond portfolio like The Bond Fund of America offers advantages rarely available to the average investor. These include access to areas of the bond market that are restricted to institutions or high net worth individuals and a more broadly diversified portfolio.

The latter is especially important for investors seeking an element of stability from their bond holdings. Not only does the broader array of securities help to smooth out returns over time, but it affords professional managers the means necessary to make adjustments in response to changing market conditions without having to substantially alter the portfolio. These adjustments may entail increasing or reducing exposure to a sector or industry, altering the mix of credit quality in the fund, and/or extending or shortening the maturity structure of the portfolio.

As important as these modifications may be to preserving stability, it is even more important to know when and to what degree changes should be made. In this regard, the seasoned professional typically has an edge over amateur investors. The more expansive the pool of holdings, the greater the number of “tools” that becomes available to the manager seeking to steady a portfolio. To this end, The Bond Fund of America, with more than 2,100 individual holdings as of December 2009, affords greater flexibility to address changing markets than most individual investors could amass on their own.

[close-up photo of a suspension bridges' cables]
Income paces returns

Finally, bond managers and investors need to pay close attention to income. The interest payments a bond makes — or the dividends, in the case of bond funds — are a vital component of the total return. This income can boost total returns when bond prices are rising and can soften the effects of declining prices. For bond fund investors, income reinvested can contribute meaningfully to growth of principal over time; when the time comes, that same income can become a key source of funds for living in retirement.

The portfolio counselors of The Bond Fund of America recognize the importance of income and seek to provide a high level of current income for our shareholders. This is no small feat, given that interest rates reached multi-decade lows in the past year. In fact, rates have declined by more than half over the life of this fund, as measured by the 10-year Treasury. Nonetheless, The Bond Fund of America has consistently provided its shareholders with a competitive income return, exceeding its Lipper peer-group average in 33 of its 36 fiscal years.

The chart on pages 4 and 5 maps the importance of income for fund results and for our shareholders. It shows that the growth of a $10,000 investment over the life of the fund with dividends reinvested totaled about $173,000 at the end of 2009. Despite several difficult market periods along the way, the overall trend has been higher, reflecting the power of compounding through reinvestment. What may not be readily apparent is that all of the growth came from income reinvested.

An ancient fable tells us that slow and steady wins the race. In many respects, bonds resemble the fabled tortoise. They seldom provide the highest or lowest results in a given year. Yet over time, patient investors may enjoy the benefits of the regular income and steady results they have historically provided. ■

Summary investment portfolio, December 31, 2009

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Portfolio by type of security (percent of net assets)
Corporate bonds & notes	34.47
Bonds & notes of U.S. government & government agencies	28.92
Mortgage-backed obligations	23.78
Bonds & notes of governments & government agencies outside the U.S.	5.91
Asset-backed obligations	2.73
Preferred securities	1.49
Municipals	0.38
Convertible securities	0.05
Common stocks & warrants	0.04
Short-term securities & other assets less liabilities	2.23
[end pie chart]

Portfolio quality summary (percent of net assets)*
U.S. government obligations†	27.5%
Federal agencies	19.2
AAA	8.2
AA	4.9
A	12.5
BBB	17.0
BB or below	8.5
Short-term securities & other assets less liabilities	2.2

* Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

† These securities are guaranteed by the full faith and credit of the United States government.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 96.19%	(000)	(000)	assets

Corporate bonds & notes - 34.47%
Financials - 9.65%
Other securities		$3,821,574	9.65%

Consumer discretionary - 4.55%
Other securities		1,803,090	4.55

Energy - 3.65%
Other securities		1,443,937	3.65

Industrials - 3.46%
Other securities		1,370,021	3.46

Telecommunication services - 3.34%
Verizon Communications Inc. 3.75% 2011	$111,950	115,478	.29
Other securities		1,205,086	3.05
		1,320,564	3.34

Utilities - 3.08%
Other securities		1,220,331	3.08

Health care - 2.73%
Other securities		1,079,145	2.73

Other corporate bonds & notes - 4.01%
Other securities		1,588,568	4.01

Total corporate bonds & notes		13,647,230	34.47

Bonds & notes of U.S. government & government agencies - 28.92%
U.S. Treasury:
1.00% 2011	129,450	129,660
1.125% 2011	262,675	262,793
1.125% 2011	146,100	146,705
1.75% 2011	177,959	180,221
4.625% 2011	133,500	142,657
1.50% 2012	125,815	126,026
4.25% 2012	100,000	107,328
2.00% 2013	220,540	219,402
2.75% 2013	132,160	135,377
3.375% 2013	175,260	183,995
3.625% 2013	105,400	111,621
4.25% 2013	654,036	705,953
1.75% 2014	461,170	452,505
1.875% 2014	158,400	155,813
1.875% 2014	100,000	97,961
2.25% 2014	111,500	110,760
2.00% 2014 (1) (2)	144,514	153,177
2.625% 2014	204,800	205,871
4.00% 2015	241,630	256,874
4.125% 2015	155,380	165,716
4.25% 2015	154,000	164,876
11.25% 2015	133,500	188,423
2.375% 2016	237,400	227,180
2.625% 2016	389,250	377,269
3.00% 2016	232,585	228,787
3.25% 2016	130,915	131,478
3.25% 2016	100,750	100,946
4.50% 2017	153,250	163,893
4.625% 2017	92,375	99,786
3.50% 2018	749,735	743,730
3.75% 2018	610,825	610,898
3.875% 2018	107,500	109,179
3.125% 2019	797,090	754,964
3.375% 2019	105,600	101,590
3.625% 2019	148,220	145,748
6.875% 2025	93,610	118,877
4.50% 2036	286,367	282,249
4.375% 2038	129,610	124,506
0%-8.875% 2010-2039 (1) (2)	1,568,394	1,656,040	26.22
Freddie Mac 1.75%-5.50% 2010-2016	240,990	246,197	.62
Fannie Mae 1.00%-6.125% 2011-2017	124,750	128,743	.32
Federal Home Loan Bank 3.625% 2013	93,000	97,288	.25
Other securities		598,391	1.51
		11,451,453	28.92

Mortgage-backed obligations - 23.78%
Federal agency mortgage-backed obligations (3) - 17.76%
Fannie Mae:
4.00% 2024	129,874	130,894
4.50% 2024	130,431	134,405
5.00% 2036	107,693	110,726
6.00% 2037	108,684	115,307
5.50% 2038	293,956	308,088
6.50% 2038	160,956	172,575
0%-11.829% 2012-2047 (4)	4,262,562	4,450,586	13.70
Freddie Mac:
6.00% 2027	125,933	134,418
6.00% 2038	106,249	112,778
0%-10.00% 2019-2047 (4)	1,139,450	1,192,123	3.63
Other securities		169,265	.43
		7,031,165	17.76

Commercial mortgage-backed securities (3) - 3.88%
Fannie Mae 4.491%-7.30% 2010-2012	151,325	156,904	.40
Other securities		1,378,962	3.48
		1,535,866	3.88

Other mortgage-backed securities - 2.14%
Other securities		845,671	2.14

Total mortgage-backed obligations		9,412,702	23.78

Bonds & notes of governments & government agencies outside the U.S. - 5.91%
Other securities		2,341,492	5.91

Asset-backed obligations - 2.73%
Other securities		1,080,143	2.73

Municipals - 0.38%
Other securities		151,283	.38

Total bonds & notes (cost: $37,738,120,000)		38,084,303	96.19

			Percent
		Value	of net
Convertible securities - 0.05%		(000)	assets

Other - 0.05%
Other securities		19,319	.05

Total convertible securities (cost: $15,432,000)		19,319	.05

			Percent
		Value	of net
Preferred securities - 1.49%		(000)	assets

Other - 1.49%
Other securities		588,636	1.49

Total preferred securities (cost: $596,665,000)		588,636	1.49

			Percent
		Value	of net
Common stocks - 0.04%		(000)	assets

Other - 0.04%
Other securities		15,574	.04

Total common stocks (cost: $32,598,000)		15,574	.04

			Percent
		Value	of net
Warrants - 0.00%		(000)	assets

Other - 0.00%
Other securities		-	.00

Total warrants (cost: $143,000)		-	.00

	Principal		Percent
	amount	Value	of net
Short-term securities - 1.30%	(000)	(000)	assets

U.S. Treasury Bills 0.18%-0.325% due 6/17-10/21/2010	$152,200	151,874	.38
Straight-A Funding LLC 0.14%-0.18% due 1/26-3/18/2010 (5)	119,300	119,277	.30
Fannie Mae 0.43% due 12/3/2010	33,700	33,564	.09
Freddie Mac 0.215% due 1/27/2010	8,600	8,599	.02
Other securities		203,455	.51

Total short-term securities (cost: $516,834,000)		516,769	1.30

Total investment securities (cost: $38,899,792,000)		39,224,601	99.07
Other assets less liabilities		369,553	.93

Net assets		$39,594,154	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $7,045,000, which represented .02% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the year ended December 31, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 12/31/09 (000)
Clarent Hospital Corp. Liquidating Trust (1) (6)	331,291	-	-	331,291	-	$17
ZiLOG, Inc. (6) (7)	879,000	-	404,000	475,000	-	-

					-	$17

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Other securities," was $579,205,000, which represented 1.46% of the net assets of the fund.

(2) Index-linked bond whose principal amount moves with a government retail price index.
(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Coupon rate may change periodically.
(5) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $5,187,968,000, which represented 13.10% of the net assets of the fund.

(6) Security did not produce income during the last 12 months.
(7) Unaffiliated issuer at 12/31/2009.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at December 31, 2009	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $38,897,691)	$39,224,584
Affiliated issuer (cost: $2,101)	17	$39,224,601
Cash		2,144
Unrealized appreciation on open forward currency contracts		20,729
Receivables for:
Sales of investments	21,154
Sales of fund's shares	68,618
Closed forward currency contracts	6,027
Interest	404,172	499,971
		39,747,445
Liabilities:
Unrealized depreciation on open forward currency contracts		378
Payables for:
Purchases of investments	9,942
Repurchases of fund's shares	109,726
Closed forward currency contracts	5,252
Investment advisory services	7,485
Services provided by affiliates	16,620
Directors' deferred compensation	413
Other	3,475	152,913
Net assets at December 31, 2009		$39,594,154

Net assets consist of:
Capital paid in on shares of capital stock		$43,657,543
Undistributed net investment income		9,590
Accumulated net realized loss		(4,417,802)
Net unrealized appreciation		344,823
Net assets at December 31, 2009		$39,594,154

	(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 5,000,000 shares, $.001 par value (3,354,571 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$27,348,991	2,317,113	$11.80
Class B	1,211,612	102,653	11.80
Class C	3,188,886	270,175	11.80
Class F-1	2,328,872	197,311	11.80
Class F-2	737,081	62,448	11.80
Class 529-A	758,472	64,261	11.80
Class 529-B	86,587	7,336	11.80
Class 529-C	369,647	31,318	11.80
Class 529-E	40,317	3,416	11.80
Class 529-F-1	44,576	3,777	11.80
Class R-1	102,752	8,706	11.80
Class R-2	794,717	67,331	11.80
Class R-3	1,090,827	92,419	11.80
Class R-4	787,941	66,757	11.80
Class R-5	451,114	38,220	11.80
Class R-6	251,762	21,330	11.80

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $12.26 each.

See Notes to Financial Statements

Statement of operations
for the year ended December 31, 2009		(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $6)	$1,980,096
Dividends	10,190	$1,990,286

Fees and expenses*:
Investment advisory services	86,265
Distribution services	129,634
Transfer agent services	35,226
Administrative services	19,313
Reports to shareholders	2,209
Registration statement and prospectus	6,881
Directors' compensation	558
Auditing and legal	212
Custodian	645
State and local taxes	264
Other	1,742	282,949
Net investment income		1,707,337

Net realized loss and unrealized appreciation
on investments, forward currency contracts and currency:
Net realized loss on:
Investments (net of non-U.S. taxes of $55; also includes $5,965 net loss from affiliate)	(2,533,486)
Forward currency contracts	(96,337)
Currency transactions	(9,097)	(2,638,920)
Net unrealized appreciation on:
Investments	6,078,820
Forward currency contracts	58,195
Currency translations	1,087	6,138,102
Net realized loss and unrealized appreciation
on investments, forward currency contracts and currency		3,499,182
Net increase in net assets resulting from operations		$5,206,519

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

	Year ended December 31
	2009	2008
Operations:
Net investment income	$1,707,337	$2,017,552
Net realized loss on investments, forward currency contracts and currency transactions	(2,638,920)	(1,215,405)
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	6,138,102	(5,526,626)
Net increase (decrease) in net assets resulting from operations	5,206,519	(4,724,479)

Dividends paid to shareholders from net investment income	(1,665,583)	(2,153,748)

Net capital share transactions	3,865,207	3,247,995

Total increase (decrease) in net assets	7,406,143	(3,630,232)

Net assets:
Beginning of year	32,188,011	35,818,243
End of year (including undistributed and distributions in excess of
net investment income: $9,590 and $(42,588), respectively)	$39,594,154	$32,188,011

See Notes to Financial Statements

Notes to financial statements

1. Organization and significant accounting policies

Organization – The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

On November 24, 2009, shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in 2010 or early 2011; however, the fund reserves the right to delay the implementation. Shareholders also approved amendments to the fund’s Investment Advisory and Service Agreement and amendments to and elimination of certain fundamental investment policies of the fund.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Effective April 21, 2009, Class B and 529-B shares of the fund are not available for purchase.

On May 1, 2009, the fund made an additional retirement plan share class (Class R-6) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). Refer to the fund’s retirement plan prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described on the previous page for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the U.S. or abroad.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates, by changes in the effective maturities and credit ratings of these securities, as well as by events specifically involving the issuers of those securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the U.S. may be affected to a greater extent.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006, by state tax authorities for tax years before 2005 and by tax authorities outside the U.S. for tax years before 2004.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Realized and unrealized gains on securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable on these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; amortization of premiums and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended December 31, 2009, the fund reclassified $156,000 from undistributed net investment income to capital paid in on shares of capital stock and $10,580,000 from accumulated net realized loss to undistributed net investment income to align financial reporting with tax reporting.

As of December 31, 2009, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	(dollars in thousands)
Undistributed ordinary income		$49,754
Capital loss carryforwards*:
Expiring 2010	$(125,233)
Expiring 2011	(243,982)
Expiring 2014	(69,196)
Expiring 2016	(959,389)
Expiring 2017	(2,930,992)	(4,328,792)
Gross unrealized appreciation on investment securities		1,209,369
Gross unrealized depreciation on investment securities		(991,071)
Net unrealized appreciation on investment securities		218,298
Cost of investment securities		39,006,303

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Ordinary income distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):

	Year ended December 31
Share class	2009	2008
Class A	$1,171,526	$1,505,354
Class B	49,620	77,235
Class C	108,139	136,921
Class F-1	126,279	183,086
Class F-2*	20,625	1,971
Class 529-A	29,648	34,549
Class 529-B	3,028	4,096
Class 529-C	11,797	14,236
Class 529-E	1,491	1,715
Class 529-F-1	1,600	1,624
Class R-1	3,811	4,662
Class R-2	26,641	35,404
Class R-3	44,173	59,775
Class R-4	34,735	47,010
Class R-5	27,537	46,110
Class R-6†	4,933	-
Total	$1,665,583	$2,153,748

*Class F-2 was offered beginning August 1, 2008.
†Class R-6 was offered beginning May 1, 2009.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.11% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 2.25% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the year ended December 31, 2009, the investment advisory services fee was $86,265,000, which was equivalent to an annualized rate of 0.234% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2009, unreimbursed expenses subject to reimbursement totaled $2,443,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B.  Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the year ended December 31, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$63,349	$33,634	Not applicable	Not applicable	Not applicable
Class B	12,578	1,592	Not applicable	Not applicable	Not applicable
Class C	28,416	Included in administrative services	$4,265	$720	Not applicable
Class F-1	6,588		3,457	325	Not applicable
Class F-2	Not applicable		582	40	Not applicable
Class 529-A	1,364		650	127	$651
Class 529-B	798		80	29	80
Class 529-C	3,139		314	91	315
Class 529-E	175		35	7	35
Class 529-F-1	-		34	7	34
Class R-1	980		128	53	Not applicable
Class R-2	5,292		1,052	2,313	Not applicable
Class R-3	5,080		1,472	710	Not applicable
Class R-4	1,875		1,081	32	Not applicable
Class R-5	Not applicable		523	14	Not applicable
Class R-6*	Not applicable		57	- †	Not applicable
Total	$129,634	$35,226	$13,730	$4,468	$1,115
* Class R-6 was offered beginning May 1, 2009.
† Amount less than one thousand.
Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $558,000, shown on the accompanying financial statements, includes $468,000 in current fees (either paid in cash or deferred) and a net increase of $90,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
Corporate bonds & notes	$-	$13,646,270	$960	$13,647,230
Bonds & notes of U.S. government & government agencies	-	11,451,453	-	11,451,453
Mortgage-backed obligations	-	9,401,879	10,823	9,412,702
Bonds & notes of governments & government agencies outside the U.S.	-	2,341,492	-	2,341,492
Asset-backed obligations	-	1,064,750	15,393	1,080,143
Municipals	-	151,283	-	151,283
Convertible securities	-	19,319	-	19,319
Preferred securities	16,144	572,492	-	588,636
Common stocks	15,529	-	45	15,574
Short-term securities	-	516,769	-	516,769
Total	$31,673	$39,165,707	$27,221	$39,224,601

	Level 1	Level 2	Level 3	Total
Forward currency contracts (*)	-	$20,351	-	$20,351

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the year ended December 31, 2009 (dollars in thousands):

	Beginning value at 1/1/2009	Net purchases and sales	Net realized gain (†)	Net unrealized appreciation (†)	Net transfers out of Level 3	Ending value at 12/31/2009
Investment securities	$523,921	$(145,353)	$2,109	$6,750	$(360,206)	$27,221

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2009 (dollars in thousands) (†):						$1,024

(*) Forward currency contracts are not included in the investment portfolio.
(†) Net realized gain and unrealized appreciation are included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends and distributions		Repurchases(1)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2009
Class A	$8,658,161	782,590	$1,064,353	95,240	$(6,787,523)	(604,967)	$2,934,991	272,863
Class B	258,257	23,640	44,500	3,996	(437,963)	(39,085)	(135,206)	(11,449)
Class C	1,306,870	118,167	94,973	8,498	(762,734)	(67,922)	639,109	58,743
Class F-1	1,658,840	150,099	109,818	9,879	(2,355,758)	(209,330)	(587,100)	(49,352)
Class F-2	723,216	65,057	15,631	1,368	(149,439)	(13,148)	589,408	53,277
Class 529-A	219,770	19,609	29,524	2,638	(99,735)	(8,863)	149,559	13,384
Class 529-B	15,490	1,398	3,016	270	(10,965)	(975)	7,541	693
Class 529-C	130,705	11,657	11,741	1,050	(60,952)	(5,395)	81,494	7,312
Class 529-E	13,309	1,189	1,484	133	(6,541)	(574)	8,252	748
Class 529-F-1	21,956	1,931	1,590	141	(7,963)	(702)	15,583	1,370
Class R-1	49,412	4,420	3,722	334	(47,225)	(4,184)	5,909	570
Class R-2	315,716	28,235	26,421	2,366	(229,867)	(20,531)	112,270	10,070
Class R-3	411,155	36,770	43,747	3,920	(399,873)	(35,607)	55,029	5,083
Class R-4	289,937	25,938	34,544	3,095	(313,682)	(27,975)	10,799	1,058
Class R-5	281,846	25,451	25,360	2,289	(568,691)	(51,568)	(261,485)	(23,828)
Class R-6(2)	237,322	21,177	4,926	425	(3,194)	(272)	239,054	21,330
Total net increase
(decrease)	$14,591,962	1,317,328	$1,515,350	135,642	$(12,242,105)	(1,091,098)	$3,865,207	361,872

Year ended December 31, 2008
Class A	$6,852,721	563,129	$1,370,285	116,136	$(6,431,432)	(541,018)	$1,791,574	138,247
Class B	304,429	24,965	68,497	5,813	(397,075)	(33,311)	(24,149)	(2,533)
Class C	922,097	75,445	120,888	10,276	(809,514)	(68,089)	233,471	17,632
Class F-1	1,692,529	139,793	157,443	13,367	(1,572,023)	(133,348)	277,949	19,812
Class F-2(3)	125,467	11,218	1,582	147	(23,803)	(2,194)	103,246	9,171
Class 529-A	160,968	13,215	34,433	2,929	(70,702)	(5,954)	124,699	10,190
Class 529-B	13,620	1,118	4,082	348	(8,590)	(725)	9,112	741
Class 529-C	92,811	7,615	14,184	1,211	(44,239)	(3,731)	62,756	5,095
Class 529-E	8,810	727	1,709	146	(3,943)	(331)	6,576	542
Class 529-F-1	11,194	927	1,615	138	(4,241)	(366)	8,568	699
Class R-1	54,856	4,492	4,534	388	(26,516)	(2,206)	32,874	2,674
Class R-2	295,996	24,167	35,134	2,992	(235,150)	(19,523)	95,980	7,636
Class R-3	512,079	41,561	59,475	5,056	(382,379)	(31,909)	189,175	14,708
Class R-4	382,804	31,033	46,848	3,980	(265,125)	(22,311)	164,527	12,702
Class R-5	371,353	30,448	42,060	3,567	(241,776)	(20,583)	171,637	13,432
Total net increase
(decrease)	$11,801,734	969,853	$1,962,769	166,494	$(10,516,508)	(885,599)	$3,247,995	250,748

(1) Includes exchanges between share classes of the fund.
(2)Class R-6 was offered beginning May 1, 2009.
(3)Class F-2 was offered beginning August 1, 2008.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $20,116,691,000 and $22,144,502,000, respectively, during the year ended December 31, 2009.

8. Forward currency contracts

The fund may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund values forward currency contracts based on the applicable exchange rate and records unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables or payables for closed forward currency contracts in the statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the statement of operations. As of December 31, 2009, the fund had open forward currency contracts to sell currencies as follows (amounts in thousands):

	Settlement	Contract amount		Unrealized (depreciation) appreciation at December 31, 2009
	date	Receive	Deliver

Sales:
Australian dollars	2/5/2010	$41,831	$ A47,100	$(332)
Australian dollars	2/8/2010	$70,789	$ A78,610	440
British pounds	1/7/2010	$13,944	£8,335	463
Danish kroner	1/29/2010	$17,456	DKr87,715	573
Danish kroner	2/4/2010	$57,581	DKr291,110	1,553
Euros	1/6/2010	$20,141	€13,500	801
Euros	1/7/2010	$375	€250	17
Euros	1/22/2010	$109,451	€71,350	4,236
Euros	1/26/2010	$2,258	€1,500	106
Euros	1/26/2010	$57,355	€38,085	2,593
Euros	1/27/2010	$46,344	€30,875	2,112
Euros	1/27/2010	$41,946	€28,370	1,302
Euros	1/28/2010	$17,323	€11,740	504
Euros	1/28/2010	$34,962	€23,535	1,246
Euros	1/28/2010	$17,274	€11,695	519
Euros	1/29/2010	$52,573	€35,570	1,615
Euros	2/8/2010	$28,450	€18,860	1,432
Euros	2/8/2010	$35,514	€23,940	1,217
Israeli shekels	1/6/2010	$6,552	ILS25,000	(46)

Forward currency contracts - net				$20,351

9. Subsequent events

As of February 5, 2010, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

Financial highlights(1)

		Income (loss) from investment operations(2)
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers	Ratio of expenses to average net assets after reimbursements/ waivers(4)	Ratio of net income to average net assets(4)
Class A:
Year ended 12/31/2009	$10.76	$.53	$1.03	$1.56	$(.52)	$11.80	14.91%	$27,349	.65%	.65%	4.74%
Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.24)	21,987	.65	.63	5.76
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.37	24,898	.63	.61	5.22
Year ended 12/31/2006	13.22	.67	.09	.76	(.66)	13.32	5.88	20,670	.65	.62	5.07
Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.94	17,738	.65	.62	4.60
Class B:
Year ended 12/31/2009	10.76	.45	1.03	1.48	(.44)	11.80	14.06	1,212	1.40	1.40	4.05
Year ended 12/31/2008	13.06	.61	(2.25)	(1.64)	(.66)	10.76	(12.88)	1,227	1.40	1.37	5.02
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.61	1,524	1.38	1.35	4.48
Year ended 12/31/2006	13.22	.57	.09	.66	(.56)	13.32	5.09	1,458	1.40	1.37	4.33
Year ended 12/31/2005	13.65	.52	(.36)	.16	(.59)	13.22	1.19	1,415	1.38	1.36	3.87
Class C:
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	14.00	3,189	1.44	1.44	3.91
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.92)	2,274	1.44	1.41	4.98
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	2,532	1.42	1.40	4.43
Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.04	1,847	1.45	1.42	4.27
Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.12	1,429	1.44	1.42	3.81
Class F-1:
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.91	2,329	.65	.65	4.80
Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.23)	2,653	.64	.62	5.78
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.38	2,963	.62	.60	5.22
Year ended 12/31/2006	13.22	.67	.09	.76	(.66)	13.32	5.90	1,611	.63	.60	5.07
Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.92	803	.65	.63	4.60
Class F-2:
Year ended 12/31/2009	10.76	.56	1.03	1.59	(.55)	11.80	15.19	737	.39	.39	4.66
Period from 8/4/2008 to 12/31/2008	12.31	.29	(1.47)	(1.18)	(.37)	10.76	(9.62)	99	.18	.17	2.69
Class 529-A:
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.86	758	.70	.70	4.67
Year ended 12/31/2008	13.06	.69	(2.25)	(1.56)	(.74)	10.76	(12.28)	547	.69	.67	5.74
Year ended 12/31/2007	13.32	.68	(.25)	.43	(.69)	13.06	3.31	532	.69	.67	5.17
Year ended 12/31/2006	13.22	.66	.09	.75	(.65)	13.32	5.85	388	.68	.66	5.05
Year ended 12/31/2005	13.65	.61	(.36)	.25	(.68)	13.22	1.88	273	.69	.67	4.57
Class 529-B:
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.94	86	1.50	1.50	3.89
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.98)	71	1.51	1.48	4.92
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.49	77	1.50	1.47	4.36
Year ended 12/31/2006	13.22	.55	.09	.64	(.54)	13.32	4.97	69	1.53	1.50	4.20
Year ended 12/31/2005	13.65	.50	(.36)	.14	(.57)	13.22	1.02	58	1.54	1.52	3.71
Class 529-C:
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.95	370	1.49	1.49	3.87
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.97)	258	1.50	1.47	4.94
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.50	247	1.49	1.46	4.37
Year ended 12/31/2006	13.22	.55	.09	.64	(.54)	13.32	4.99	170	1.51	1.49	4.22
Year ended 12/31/2005	13.65	.50	(.36)	.14	(.57)	13.22	1.03	121	1.53	1.51	3.74
Class 529-E:
Year ended 12/31/2009	10.76	.49	1.03	1.52	(.48)	11.80	14.52	40	.99	.99	4.38
Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)	(.71)	10.76	(12.53)	29	.99	.96	5.45
Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	28	.98	.96	4.88
Year ended 12/31/2006	13.22	.62	.09	.71	(.61)	13.32	5.53	21	.99	.97	4.74
Year ended 12/31/2005	13.65	.57	(.36)	.21	(.64)	13.22	1.56	15	1.01	.99	4.25

Class 529-F-1:
Year ended 12/31/2009	$10.76	$.55	$1.03	$1.58	$(.54)	$11.80	15.09%	$44	.49%	.49%	4.84%
Year ended 12/31/2008	13.06	.72	(2.25)	(1.53)	(.77)	10.76	(12.10)	26	.49	.46	5.96
Year ended 12/31/2007	13.32	.71	(.25)	.46	(.72)	13.06	3.53	22	.48	.46	5.38
Year ended 12/31/2006	13.22	.69	.09	.78	(.68)	13.32	6.05	14	.49	.46	5.25
Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.98	7	.58	.56	4.69
Class R-1:
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	14.02	103	1.43	1.43	3.96
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.92)	88	1.44	1.42	5.01
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.54	71	1.44	1.42	4.44
Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.05	29	1.49	1.42	4.28
Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.11	18	1.51	1.43	3.82
Class R-2:
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.95	795	1.49	1.49	3.89
Year ended 12/31/2008	13.06	.59	(2.25)	(1.66)	(.64)	10.76	(12.99)	616	1.53	1.50	4.90
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	648	1.51	1.40	4.44
Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.06	500	1.67	1.41	4.30
Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.14	352	1.74	1.41	3.84
Class R-3:
Year ended 12/31/2009	10.76	.50	1.03	1.53	(.49)	11.80	14.54	1,091	.97	.97	4.43
Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)	(.71)	10.76	(12.52)	939	.98	.95	5.45
Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	949	.98	.95	4.89
Year ended 12/31/2006	13.22	.62	.09	.71	(.61)	13.32	5.49	570	1.02	.99	4.71
Year ended 12/31/2005	13.65	.56	(.36)	.20	(.63)	13.22	1.53	361	1.05	1.02	4.23
Class R-4:
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.90	788	.66	.66	4.75
Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.25)	707	.67	.64	5.77
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.35	692	.66	.64	5.22
Year ended 12/31/2006	13.22	.66	.09	.75	(.65)	13.32	5.86	325	.67	.65	5.06
Year ended 12/31/2005	13.65	.61	(.36)	.25	(.68)	13.22	1.91	182	.67	.65	4.61
Class R-5:
Year ended 12/31/2009	10.76	.56	1.03	1.59	(.55)	11.80	15.24	451	.37	.37	5.20
Year ended 12/31/2008	13.06	.73	(2.25)	(1.52)	(.78)	10.76	(12.00)	667	.37	.34	6.06
Year ended 12/31/2007	13.32	.73	(.25)	.48	(.74)	13.06	3.65	635	.36	.34	5.50
Year ended 12/31/2006	13.22	.70	.09	.79	(.69)	13.32	6.17	336	.37	.35	5.36
Year ended 12/31/2005	13.65	.66	(.36)	.30	(.73)	13.22	2.21	204	.37	.35	4.91
Class R-6:
Period from 5/1/2009 to 12/31/2009	10.78	.35	1.01	1.36	(.34)	11.80	12.75	252	.31 (5)	.31 (5)	4.59 (5)

	Year ended December 31
	2009	2008	2007	2006	2005
Portfolio turnover rate for all classes of shares	84%	57%	58%	53%	50%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Annualized.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of The Bond Fund of America, Inc.:

We have audited the accompanying statement of assets and liabilities, including the summary investment portfolio, of The Bond Fund of America, Inc. (the “Fund”), as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Bond Fund of America, Inc. as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
February 5, 2010

Expense example
                                                                                                                                             unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009, through December 31, 2009).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7/1/2009	Ending account value 12/31/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,073.29	$3.29	.63%
Class A -- assumed 5% return	1,000.00	1,022.03	3.21	.63
Class B -- actual return	1,000.00	1,069.47	7.15	1.37
Class B -- assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class C -- actual return	1,000.00	1,069.16	7.46	1.43
Class C -- assumed 5% return	1,000.00	1,018.00	7.27	1.43
Class F-1 -- actual return	1,000.00	1,073.29	3.29	.63
Class F-1 -- assumed 5% return	1,000.00	1,022.03	3.21	.63
Class F-2 -- actual return	1,000.00	1,074.57	1.99	.38
Class F-2 -- assumed 5% return	1,000.00	1,023.29	1.94	.38
Class 529-A -- actual return	1,000.00	1,073.07	3.55	.68
Class 529-A -- assumed 5% return	1,000.00	1,021.78	3.47	.68
Class 529-B -- actual return	1,000.00	1,068.88	7.77	1.49
Class 529-B -- assumed 5% return	1,000.00	1,017.69	7.58	1.49
Class 529-C -- actual return	1,000.00	1,068.91	7.72	1.48
Class 529-C -- assumed 5% return	1,000.00	1,017.74	7.53	1.48
Class 529-E -- actual return	1,000.00	1,071.53	5.06	.97
Class 529-E -- assumed 5% return	1,000.00	1,020.32	4.94	.97
Class 529-F-1 -- actual return	1,000.00	1,074.12	2.46	.47
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.84	2.40	.47
Class R-1 -- actual return	1,000.00	1,069.20	7.41	1.42
Class R-1 -- assumed 5% return	1,000.00	1,018.05	7.22	1.42
Class R-2 -- actual return	1,000.00	1,069.02	7.61	1.46
Class R-2 -- assumed 5% return	1,000.00	1,017.85	7.43	1.46
Class R-3 -- actual return	1,000.00	1,017.61	5.01	.96
Class R-3 -- assumed 5% return	1,000.00	1,020.37	4.89	.96
Class R-4 -- actual return	1,000.00	1,073.19	3.40	.65
Class R-4 -- assumed 5% return	1,000.00	1,021.93	3.31	.65
Class R-5 -- actual return	1,000.00	1,074.72	1.83	.35
Class R-5 -- assumed 5% return	1,000.00	1,023.44	1.79	.35
Class R-6 -- actual return	1,000.00	1,074.98	1.57	.30
Class R-6 -- assumed 5% return	1,000.00	1,023.69	1.53	.30

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Tax information                                         unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2009:

Qualified dividend income	$68,623,000
Corporate dividends received deduction	$15,160,000
U.S. government income that may be exempt from state taxation	$207,203,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2010, to determine the calendar year amounts to be included on their 2009 tax returns. Shareholders should consult their tax advisers.

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through October 31, 2010. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the fund and CRMC. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing as high a level of current income as is consistent with the preservation of capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related meetings. In addition to the information reviewed by the board and the committee, this report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that although the fund’s net asset value per share had declined during the one-year period ended December 31, 2008, its long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended December 31, 2009:

	1 year	5 years	Life of class

Class B shares1 — first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	9.06%	1.31%	4.24%
Not reflecting CDSC	14.06	1.63	4.24

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	13.00	1.58	3.62
Not reflecting CDSC	14.00	1.58	3.62

Class F-1 shares2 first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	14.91	2.39	4.42

Class F-2 shares2 — first sold 8/4/08
Not reflecting annual asset-based fee charged
by sponsoring firm	15.19	—	2.90

Class 529-A shares3 — first sold 2/15/02
Reflecting 3.75% maximum sales charge	10.54	1.56	3.89
Not reflecting maximum sales charge	14.86	2.34	4.40

Class 529-B shares1,3 — first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	8.94	1.18	3.52
Not reflecting CDSC	13.94	1.51	3.52

Class 529-C shares3 — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	12.95	1.52	3.56
Not reflecting CDSC	13.95	1.52	3.56

Class 529-E shares2,3 — first sold 3/7/02	14.52	2.03	4.11

Class 529-F-1 shares2,3 — first sold 9/26/02
Not reflecting annual asset-based fee charged
by sponsoring firm	15.09	2.52	4.79

1 These shares are not available for purchase.
2 These shares are sold without any initial or contingent deferred sales charge.
3 Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 25 and 26 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Board of directors and other officers

“Independent” directors

	Year first
	elected a
	director of
Name and age	the fund1	Principal occupation(s) during past five years

Lee A. Ault III,4 73	2010	Private investor and corporate director; former
		Chairman of the Board, In-Q-Tel, Inc. (technology
		venture company funded principally by the Central
		Intelligence Agency); former Chairman of the Board,
		President and CEO, Telecredit, Inc. (payment
		services)

William H. Baribault,4 64	2010	Chairman of the Board and CEO, Oakwood
		Enterprises (private investment and consulting);
		former Chairman of the Board, President and CEO,
		Professional Business Bank (financial services for
		small businesses); former President and CEO, Henry
		Company (building products)

Ambassador	1999	Corporate director and author; former U.S.
Richard G. Capen, Jr., 75		Ambassador to Spain; former Vice Chairman, Knight-
		Ridder, Inc. (communications company); former
		Chairman and Publisher, The Miami Herald

James G. Ellis, 63	2006	Dean and Professor of Marketing, Marshall School of
		Business, University of Southern California

Martin Fenton, 74	1989	Chairman of the Board, Senior Resource Group LLC
Chairman of the Board		(development and management of senior living
(Independent and Non-Executive)		communities)

Leonard R. Fuller, 63	1994	President and CEO, Fuller Consulting (financial
		management consulting firm)

W. Scott Hedrick,4 64	2010	Founding General Partner, InterWest Partners
		(a venture capital firm); Visiting Lecturer, Stanford
		Graduate School of Business

R. Clark Hooper, 63	2005	Private investor; former President, Dumbarton Group
		LLC (securities industry consulting); former Executive
		Vice President — Policy and Oversight, NASD

Merit E. Janow,4 51	2010	Professor, Columbia University, School of
		International and Public Affairs; former Member,
		World Trade Organization Appellate Body

Laurel B. Mitchell, Ph.D., 54	2009	Director, Accounting Program, University of Redlands

Richard G. Newman, 75	1991	Chairman of the Board, AECOM Technology
		Corporation (engineering, consulting and professional
		technical services)

Frank M. Sanchez, 66	1999	Principal, The Sanchez Family Corporation dba
		McDonald’s Restaurants (McDonald’s licensee)

Margaret Spellings,4 52	2010	President and CEO, Margaret Spellings & Company;
		former United States Secretary of Education, United
		States Department of Education — Federal
		Government Agency; former Assistant to the
		President for Domestic Policy, The White House —
		Federal Government, Executive Branch — Domestic
		Policy

Steadman Upham, Ph.D., 60	2007	President and Professor of Anthropology, The
		University of Tulsa; former President and Professor of
		Archaeology, Claremont Graduate University

“Independent” directors

	Number of
	portfolios
	in fund
	complex2
	overseen by
Name and age	director	Other directorships3 held by director

Lee A. Ault III,4 73	38	Anworth Mortgage Asset Corporation;
		Office Depot, Inc.

William H. Baribault,4 64	38	None

Ambassador	12	Carnival Corporation
Richard G. Capen, Jr., 75

James G. Ellis, 63	41	Quiksilver, Inc.

Martin Fenton, 74	41	None
Chairman of the Board
(Independent and Non-Executive)

Leonard R. Fuller, 63	41	None

W. Scott Hedrick,4 64	38	Office Depot, Inc.; Hot Topic, Inc.

R. Clark Hooper, 63	44	JPMorgan Value Opportunities Fund, Inc.;
		The Swiss Helvetia Fund, Inc.

Merit E. Janow,4 51	41	The NASDAQ Stock Market LLC;
		Trimble Navigation Limited

Laurel B. Mitchell, Ph.D., 54	38	None

Richard G. Newman, 75	13	Sempra Energy; SouthWest Water Company

Frank M. Sanchez, 66	38	None

Margaret Spellings,4 52	38	None

Steadman Upham, Ph.D., 60	41	None

H. Frederick Christie, a director of the fund since 1974, retired from the board in December 2009. The directors thank Mr. Christie for his dedication and service to the fund.

See page 34 for footnotes

“Interested” directors5

	Year first
	elected a
	director or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the
position with fund	the fund1	principal underwriter of the fund

Paul G. Haaga, Jr., 61	1985	Vice Chairman of the Board, Capital Research and
Vice Chairman of the Board		Management Company; Senior Vice President — Fixed Income, Capital Research and Management Company

Abner D. Goldstine, 80	1974	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, Capital Research and Management Company

“Interested” directors5

	Number of
	portfolios
	in fund
	complex2
Name, age and	overseen by
position with fund	director	Other directorships3 held by director

Paul G. Haaga, Jr., 61	12	None
Vice Chairman of the Board

Abner D. Goldstine, 80	2	None

The fund’s statement of additional information includes additional information about fund directors and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all directors and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Other officers5

	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or the
position with fund	of the fund1	principal underwriter of the fund

John H. Smet, 53	1994	Senior Vice President — Fixed Income, Capital
President		Research and Management Company; Director, The Capital Group Companies, Inc.6

David C. Barclay, 53	1997	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research and Management Company

Mark R. Macdonald, 50	2001	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research and Management Company; Director, Capital Research and Management Company

Mark H. Dalzell, 55	2009	Senior Vice President — Fixed Income, Capital
Vice President		Research and Management Company

Kristine M. Nishiyama, 39	2003	Vice President and Senior Counsel — Fund Business
Vice President		Management Group, Capital Research and Management Company; Vice President and Counsel, Capital Bank and Trust Company6

Kimberly S. Verdick, 45	1994	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

Ari M. Vinocor, 35	2007	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Courtney R. Taylor, 35	2006	Assistant Vice President — Fund Business
Assistant Secretary		Management Group, Capital Research and Management Company

M. Susan Gupton, 36	2008	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

1Directors and officers of the fund serve until their resignation, removal or retirement.

2Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® Inc., which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is available to certain nonprofit organizations.

3This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each director as a director of a public company or a registered investment company.

4Lee A. Ault III, William H. Baribault, W. Scott Hedrick, Merit E. Janow and Margaret Spellings were newly elected to the board by the fund’s shareholders effective January 1, 2010.

5“Interested persons” within the meaning of the 1940 Act, as amended, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

6Company affiliated with Capital Research and Management Company.

Results of meeting of shareholders held November 24, 2009

Shares outstanding (all classes) on record date (August 28, 2009):	3,352,817,701
Total shares voting on November 24, 2009:	2,277,316,281	(67.9% of shares outstanding)

Election of board members
Director*	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld

Lee A. Ault III	2,223,203,351	97.6%	54,112,930	2.4%
William H. Baribault	2,223,657,466	97.6	53,658,815	2.4
James G. Ellis	2,223,456,594	97.6	53,859,687	2.4
Martin Fenton	2,223,572,135	97.6	53,744,146	2.4
Leonard R. Fuller	2,223,656,562	97.6	53,659,719	2.4
Abner D. Goldstine	2,223,497,119	97.6	53,819,162	2.4
Paul G. Haaga, Jr.	2,223,719,967	97.6	53,596,314	2.4
W. Scott Hedrick	2,223,520,619	97.6	53,795,662	2.4
R. Clark Hooper	2,223,516,285	97.6	53,799,996	2.4
Merit E. Janow	2,223,538,024	97.6	53,778,257	2.4
Laurel B. Mitchell	2,223,770,323	97.6	53,545,958	2.4
Frank M. Sanchez	2,223,617,942	97.6	53,698,339	2.4
Margaret Spellings	2,223,539,072	97.6	53,777,209	2.4
Steadman Upham	2,223,399,953	97.6	53,916,328	2.4

	Votes for	Percent of outstanding shares voting for	Votes against	Percent of outstanding shares voting against	Votes abstaining		Percent of outstanding shares abstaining

To approve an Agreement and Plan of Reorganization	1,743,127,805	52.0%	40,389,406	1.2%	493,799,070	†	14.7%
To update the fund’s fundamental investment policies regarding:
Borrowing	1,739,465,968	76.3%	44,525,011	2.0%	493,325,302	†	21.7%
Issuance of senior securities	1,739,226,048	76.4	43,896,892	1.9	494,193,341	†	21.7
Underwriting	1,740,522,056	76.4	41,608,264	1.9	495,185,961	†	21.7
Investments in real estate or commodities	1,736,320,724	76.2	46,957,703	2.1	494,037,854	†	21.7
Lending	1,735,476,734	76.2	47,449,382	2.1	494,390,165	†	21.7
Industry concentration	1,740,948,461	76.5	41,063,213	1.8	495,304,607	†	21.7
Elimination of certain policies	1,733,752,487	76.1	45,947,360	2.0	497,616,434	†	21.9

To approve a policy allowing CRMC to appoint subsidiary advisers for the fund’s day-to-day investment management without additional shareholder approval	1,725,354,587	75.8	55,431,138	2.4	496,530,556	†	21.8

To approve amendments to the fund’s Investment Advisory and Service Agreement with CRMC	1,731,229,554	76.0	47,161,016	2.1	498,925,711	†	21.9

To approve a form of Subsidiary Agreement and appointment of one or more subsidiary advisers for the fund	1,727,630,453	75.8	51,845,704	2.3	497,840,124	†	21.9

To consider a shareholder proposal regarding genocide-free investing	189,693,538	10.4	1,554,347,742	84.9	86,653,151		4.7
(broker non-votes = 446,621,850)

*Richard G. Capen, Jr. and Richard G. Newman did not stand for election at the Meeting of Shareholders because they plan to retire in December 2010.
†Includes broker non-votes.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete December 31, 2009, portfolio of The Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2010, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

•Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
>The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market FundSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGEAR-908-0210P

Litho in USA BG/N/8053-S20664

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics
The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Leonard R. Fuller, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2008	$120,000
2009	$157,000

b) Audit-Related Fees:
2008	$12,000
2009	$9,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2008	$7,000
2009	$7,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2008	None
2009	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2008	$1,070,000
2009	$1,029,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2008	$8,000
2009	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2008	None
2009	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,389,000 for fiscal year 2008 and $1,477,000 for fiscal year 2009. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds ®]

Bond Fund of AmericaSM
Investment portfolio

December 31, 2009

Bonds & notes — 96.19%	Principal amount (000)	Value (000)

CORPORATE BONDS & NOTES — 34.47%
FINANCIALS — 9.65%
Banks — 3.18%
Sovereign Bancorp, Inc. 1.991% 20131	$8,270	$8,097
Abbey National Treasury Services PLC 3.875% 20142	39,880	40,066
Santander Issuances, SA Unipersonal 5.805% 20161,2	73,600	72,959
Santander Issuances, SA Unipersonal 5.911% 20162	10,000	10,233
Sovereign Bancorp, Inc. 8.75% 2018	70,605	81,556
Santander Issuances, SA Unipersonal 6.50% 20191,2	29,500	30,630
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€2,155	3,306
UniCredito Italiano SpA 5.584% 20171,2	$60,690	57,851
UniCredito Italiano SpA 6.00% 20172	70,025	69,510
HVB Funding Trust I 8.741% 20312	10,634	9,358
HVB Funding Trust III 9.00% 20312	16,038	14,113
Scotland International Finance No. 2 BV 4.25% 20132	7,744	7,196
HBOS PLC 6.75% 20182	95,927	89,149
HBOS PLC 4.375% 20191	€2,850	3,441
HBOS PLC 6.00% 20332	$5,875	4,449
Standard Chartered PLC 5.50% 20142	6,000	6,417
Standard Chartered Bank 6.40% 20172	75,380	78,070
Barclays Bank PLC 2.50% 2013	27,970	27,958
Barclays Bank PLC 5.20% 2014	32,215	34,182
Barclays Bank PLC 6.05% 20172	17,202	17,534
Royal Bank of Scotland Group PLC 4.875% 20142	38,240	38,803
Royal Bank of Scotland Group PLC 5.00% 2014	6,665	5,896
Royal Bank of Scotland Group PLC 5.05% 2015	10,370	9,005
Royal Bank of Scotland Group PLC 4.70% 2018	3,485	2,717
Royal Bank of Scotland PLC 6.934% 2018	€12,590	16,782
Société Générale 5.75% 20162	$60,535	61,427
Fifth Third Bancorp 8.25% 2038	30,250	28,837
Fifth Third Capital Trust IV 6.50% 20671	43,660	32,090
PNC Funding Corp. 5.40% 2014	10,000	10,705
PNC Bank NA 6.875% 2018	5,200	5,528
PNC Funding Corp. 6.70% 2019	15,000	16,815
PNC Funding Corp., Series II, 6.113% (undated)1,2	18,300	12,904
HSBC Finance Corp. 5.70% 2011	10,000	10,451
HSBC Finance Corp. 0.604% 20121	20,000	19,257
HSBC Finance Corp. 0.634% 20121	15,000	14,474
Paribas, New York Branch 6.95% 2013	11,550	12,809
BNP Paribas 4.80% 20152	19,546	20,414
BNP Paribas 5.125% 20152	5,677	6,028
Wells Fargo Bank, National Assn. 4.75% 2015	28,785	29,385
Wells Fargo & Co. 5.625% 2017	8,500	8,855
Korea Development Bank 5.30% 2013	13,635	14,262
Korea Development Bank 8.00% 2014	15,365	17,525
Union Bank of California, NA 5.95% 2016	28,831	28,674
Allied Irish Banks, PLC 12.50% 2019	€16,139	24,030
Allied Irish Banks, PLC 5.625% 20301	£250	245
Allied Irish Banks Ltd. 0.813% (undated)1	$7,000	2,560
Resona Bank, Ltd. 5.85% (undated)1,2	30,603	26,743
United Overseas Bank Ltd. 5.375% 20191,2	22,250	22,971
SunTrust Banks, Inc. 5.25% 2012	1,885	1,957
SunTrust Banks, Inc. 5.45% 2017	8,484	8,081
SunTrust Banks, Inc. 6.00% 2017	11,516	11,433
Nordea Bank 3.70% 20142	21,250	21,232
Silicon Valley Bank 5.70% 2012	18,000	18,250
Westpac Banking Corp. 4.875% 2019	10,500	10,384
Banco Santander-Chile 5.375% 20142	9,035	9,505
Zions Bancorporation 6.00% 2015	8,442	5,978
Bergen Bank 0.938% (undated)1	5,000	2,715
Northern Rock PLC 5.60% (undated)1,2	6,815	895
Northern Rock PLC 6.594% (undated)1,2	11,800	1,549
HSBK (Europe) BV 7.75% 20132	305	302
HSBK (Europe) BV 7.25% 20172	460	423
Development Bank of Singapore Ltd. 7.125% 20112	400	425
Norinchukin Finance (Cayman) Ltd. 5.625% 20161	£205	332
Commerzbank AG 6.625% 2019	70	109
		1,259,837

Diversified financials — 2.22%
Countrywide Financial Corp., Series A, 4.50% 2010	$15,540	15,801
Countrywide Financial Corp. 6.25% 2010	$ A7,700	6,888
Countrywide Financial Corp., Series B, 0.715% 20121	$24,250	23,714
Countrywide Financial Corp., Series B, 5.80% 2012	71,863	76,327
Bank of America Corp., Series L, 7.375% 2014	2,000	2,272
Bank of America Corp. 0.534% 20161	13,575	12,106
Bank of America Corp. 5.75% 2017	34,705	35,595
BankAmerica Capital II, Series 2, 8.00% 2026	395	390
Goldman Sachs Group, Inc. 3.625% 2012	15,825	16,315
Goldman Sachs Group, Inc. 6.25% 2017	4,805	5,161
Goldman Sachs Group, Inc. 5.95% 2018	16,192	17,126
Goldman Sachs Group, Inc. 6.15% 2018	46,788	50,168
Goldman Sachs Group, Inc. 7.50% 2019	8,295	9,720
Citigroup Inc. 6.01% 2015	27,700	28,315
Citigroup Inc. 6.125% 2017	30,325	30,614
Citigroup Inc. 6.125% 2018	19,125	19,260
Citigroup Inc. 8.125% 2039	9,750	11,037
JPMorgan Chase & Co. 4.891% 20151	44,025	44,123
JPMorgan Chase Bank NA 5.875% 2016	25,730	27,035
JPMorgan Chase & Co. 6.30% 2019	13,400	14,767
Morgan Stanley 6.00% 2014	10,225	11,004
Morgan Stanley, Series F, 6.00% 2015	28,425	30,313
Morgan Stanley, Series F, 5.625% 2019	41,400	41,780
Capital One Financial Corp. 6.25% 2013	1,600	1,734
Capital One Financial Corp. 7.375% 2014	5,900	6,686
Capital One Financial Corp. 5.50% 2015	12,223	12,817
Capital One Financial Corp. 6.15% 2016	10,000	10,059
Capital One Financial Corp. 5.25% 2017	1,009	993
Capital One Capital III 7.686% 20361	42,565	38,947
CIT Group Inc., Term Loan 2A, 9.50% 20121,3,4	12,000	12,330
CIT Group Inc., Term Loan, 13.00% 20121,3,4	17,000	17,633
CIT Group Inc., Series A, 7.00% 2013	4,969	4,670
CIT Group Inc., Series A, 7.00% 2014	7,143	6,652
CIT Group Inc., Series A, 7.00% 2015	11,663	10,497
CIT Group Inc., Series A, 7.00% 2016	10,421	9,223
CIT Group Inc., Series A, 7.00% 2017	6,190	5,401
SLM Corp., Series A, 4.50% 2010	38,000	37,869
SLM Corp., Series A, 0.512% 20111	8,700	8,148
SLM Corp., Series A, 5.40% 2011	5,000	4,998
SLM Corp., Series A, 5.375% 2013	3,000	2,832
SLM Corp., Series A, 0.582% 20141	1,900	1,467
American Express Co. 6.15% 2017	19,185	20,081
American Express Co. 8.15% 2038	4,600	5,773
American Express Co. 6.80% 20661	6,321	5,720
Lazard Group LLC 7.125% 2015	20,177	20,970
Lazard Group LLC 6.85% 2017	3,000	3,023
General Motors Acceptance Corp. 6.625% 20122	1,899	1,880
General Motors Acceptance Corp. 6.875% 20122	7,218	7,146
General Motors Acceptance Corp. 2.456% 20141,2	3,070	2,475
General Motors Acceptance Corp. 6.75% 20142	1,535	1,474
General Motors Acceptance Corp. 8.00% 20182	9,577	8,523
International Lease Finance Corp. 5.00% 2012	13,500	11,327
International Lease Finance Corp., Series R, 5.40% 2012	10,000	8,700
Northern Trust Corp. 5.50% 2013	5,450	5,967
Northern Trust Corp. 4.625% 2014	8,475	9,040
Northern Trust Corp. 5.85% 20172	3,750	3,963
Lehman Brothers Holdings Inc., Series I, 3.018% 20121,5	3,300	660
Lehman Brothers Holdings Inc., Series G, 4.80% 20145	10,395	2,079
Lehman Brothers Holdings Inc., Series I, 6.20% 20145	9,965	1,993
Lehman Brothers Holdings Inc., Series H, 5.50% 20165	765	153
Lehman Brothers Holdings Inc., Series I, 6.875% 20185	41,753	8,872
Charles Schwab Corp., Series A, 6.375% 2017	4,000	4,338
Schwab Capital Trust I 7.50% 20371	3,755	3,650
ING Bank NV 5.50% 2012	€3,750	5,560
Credit Suisse Group AG 5.50% 2014	$5,000	5,431
Export-Import Bank of Korea 5.875% 2015	4,400	4,732
Bank of New York Mellon Corp., Series G, 4.95% 2012	3,500	3,772
		880,089

Real estate — 2.22%
PLD International Finance LLC 4.375% 2011	€7,700	11,201
ProLogis 5.50% 2012	$4,640	4,700
ProLogis 7.625% 2014	45,425	47,548
ProLogis 5.625% 2015	13,035	12,410
ProLogis 5.625% 2016	15,130	13,962
ProLogis 5.75% 2016	27,620	25,975
ProLogis 6.625% 2018	55,205	52,437
ProLogis 7.375% 2019	32,550	32,163
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 20102	44,950	46,196
Westfield Group 5.40% 20122	28,400	30,146
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20142	35,860	37,035
Westfield Group 7.50% 20142	12,500	14,080
Westfield Group 5.75% 20152	32,000	33,783
Westfield Group 5.70% 20162	19,240	19,814
Westfield Group 7.125% 20182	9,060	9,921
Kimco Realty Corp., Series C, 4.82% 2011	7,500	7,534
Kimco Realty Corp. 6.00% 2012	20,570	21,710
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,605	1,681
Kimco Realty Corp., Series C, 4.82% 2014	19,000	18,635
Kimco Realty Corp., Series C, 4.904% 2015	10,765	10,563
Kimco Realty Corp., Series C, 5.783% 2016	19,500	19,277
Kimco Realty Corp. 5.70% 2017	28,450	27,446
Kimco Realty Corp. 6.875% 2019	4,000	4,075
Simon Property Group, LP 5.60% 2011	8,810	9,198
Simon Property Group, LP 5.00% 2012	10,000	10,341
Simon Property Group, LP 5.75% 2012	9,000	9,460
Simon Property Group, LP 6.75% 2014	11,195	11,942
Simon Property Group, LP 5.75% 2015	3,250	3,318
Simon Property Group, LP 5.25% 2016	3,610	3,516
Simon Property Group, LP 6.10% 2016	4,750	4,854
Simon Property Group, LP 5.875% 2017	17,000	17,048
Simon Property Group, LP 6.125% 2018	23,950	24,373
Simon Property Group, LP 10.35% 2019	11,495	14,461
Hospitality Properties Trust 6.75% 2013	14,745	14,964
Hospitality Properties Trust 7.875% 2014	3,895	4,025
Hospitality Properties Trust 5.125% 2015	6,665	6,022
Hospitality Properties Trust 6.30% 2016	26,718	24,743
Hospitality Properties Trust 5.625% 2017	5,695	4,938
Hospitality Properties Trust 6.70% 2018	36,650	33,588
Rouse Co. 3.625% 20095	5,200	5,089
Rouse Co. 7.20% 20125	17,475	18,065
Rouse Co. 5.375% 20135	7,250	7,005
Rouse Co. 6.75% 20132,5	3,750	3,755
Brandywine Operating Partnership, LP 5.75% 2012	27,110	27,648
Brandywine Operating Partnership, LP 5.40% 2014	3,000	2,806
Developers Diversified Realty Corp. 5.375% 2012	5,782	5,438
Developers Diversified Realty Corp. 5.50% 2015	13,773	12,146
Developers Diversified Realty Corp. 9.625% 2016	11,850	12,385
Boston Properties, Inc. 5.875% 2019	29,250	29,396
ERP Operating LP 5.25% 2014	2,000	2,036
ERP Operating LP 6.584% 2015	13,040	13,873
ERP Operating LP 5.75% 2017	1,530	1,532
ERP Operating LP 7.125% 2017	5,000	5,371
Realogy Corp., Letter of Credit, 3.271% 20131,3,4	1,876	1,673
Realogy Corp., Term Loan B, 3.287% 20131,3,4	6,933	6,184
Realogy Corp., Term Loan DD, 3.287% 20131,3,4	2,715	2,421
Realogy Corp., Second Lien Term Loan A, 13.50% 20173,4	2,500	2,656
Host Marriott, LP, Series M, 7.00% 2012	2,675	2,732
Host Marriott, LP, Series K, 7.125% 2013	925	945
Host Hotels & Resorts, LP, Series S, 6.875% 2014	300	303
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	4,075	4,075
Host Hotels & Resorts LP 9.00% 20172	1,800	1,955
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	5,610
Federal Realty Investment Trust 4.50% 2011	3,500	3,523
		877,705

Insurance — 1.91%
Liberty Mutual Group Inc. 5.75% 20142	10,435	10,295
Liberty Mutual Group Inc. 6.70% 20162	11,250	11,084
Liberty Mutual Group Inc. 6.50% 20352	45,810	36,885
Liberty Mutual Group Inc. 7.50% 20362	39,485	36,249
Liberty Mutual Group Inc., Series C, 10.75% 20881,2	18,000	19,260
Prudential Holdings, LLC, Series C, 8.695% 20232,3	57,035	61,181
Prudential Financial, Inc. 8.875% 20681	12,500	13,245
CNA Financial Corp. 5.85% 2014	11,500	11,347
CNA Financial Corp. 6.50% 2016	24,625	24,238
CNA Financial Corp. 7.35% 2019	5,770	5,787
CNA Financial Corp. 7.25% 2023	24,145	22,769
ACE INA Holdings Inc. 5.875% 2014	20,445	22,196
ACE INA Holdings Inc. 5.70% 2017	4,000	4,251
ACE INA Holdings Inc. 5.80% 2018	7,000	7,461
ACE Capital Trust II 9.70% 2030	12,423	13,984
ACE INA Holdings Inc. 6.70% 2036	5,980	6,777
Metropolitan Life Global Funding I, 5.125% 20132	18,310	19,412
MetLife Capital Trust IV 7.875% 20671,2	450	452
MetLife Capital Trust X 9.25% 20681,2	23,050	26,277
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	17,500	18,695
Allstate Corp., Series B, 6.125% 20671	28,300	24,763
ZFS Finance (USA) Trust II 6.45% 20651,2	29,500	26,550
ZFS Finance (USA) Trust V 6.50% 20671,2	17,571	15,199
Monumental Global Funding 5.50% 20132	16,270	16,753
Monumental Global Funding III 5.25% 20142	21,500	21,955
AEGON NV 6.125% 2031	£1,730	2,578
Nationwide Financial Services, Inc. 6.75% 20671	$37,620	29,409
Lincoln National Corp. 5.65% 2012	11,250	11,650
Lincoln National Corp. 7.00% 20661	18,000	15,120
Catlin Insurance Ltd. 7.249% (undated)1,2	35,375	26,177
New York Life Global Funding 5.25% 20122	15,300	16,419
New York Life Global Funding 4.65% 20132	9,170	9,639
AXA SA 8.60% 2030	2,315	2,697
AXA SA 6.463% (undated)1,2	25,000	19,625
Principal Life Insurance Co. 5.30% 2013	18,000	19,021
Principal Life Global Funding I 4.40% 20102	16,600	16,940
Assurant, Inc. 5.625% 2014	16,000	16,420
Nationwide Mutual Insurance Co. 5.81% 20241,2	18,835	14,895
RSA Insurance Group PLC 9.375% 20391	£3,765	7,170
RSA Insurance Group PLC 8.50% (undated)1	2,429	4,125
Chubb Corp. 6.50% 2038	$3,350	3,702
Chubb Corp. 6.375% 20671	7,150	6,721
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 20112	10,000	10,246
Jackson National Life Global 5.375% 20132	10,000	10,163
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	10,000	10,101
MassMutual Global Funding II, Series 2002-1, 3.50% 20102	10,000	10,033
Loews Corp. 6.00% 2035	8,000	7,684
UnumProvident Finance Co. PLC 6.85% 20152	2,839	2,893
Unum Group 7.125% 2016	1,845	1,914
TIAA Global Markets 4.95% 20132	3,275	3,504
		755,911

Automobiles & components — 0.12%
Ford Motor Credit Co. 7.875% 2010	7,000	7,107
Ford Motor Credit Co. 9.75% 20101	5,000	5,160
Ford Motor Credit Co. 5.504% 20111	10,275	10,185
Ford Motor Credit Co. 7.375% 2011	2,200	2,245
Ford Motor Credit Co. 3.034% 20121	825	768
American Honda Finance Corp. 5.125% 20102	21,850	22,567
		48,032

CONSUMER DISCRETIONARY — 4.55%
Media — 2.90%
Comcast Corp. 5.50% 2011	10,301	10,783
Comcast Cable Communications, Inc. 6.75% 2011	520	549
Tele-Communications, Inc. 9.80% 2012	17,500	19,816
Comcast Corp. 5.30% 2014	4,000	4,273
Comcast Corp. 5.85% 2015	34,275	37,709
Comcast Corp. 6.50% 2015	4,000	4,486
Comcast Corp. 6.30% 2017	20,500	22,467
Comcast Corp. 5.875% 2018	66,125	70,311
Comcast Corp. 5.65% 2035	4,745	4,450
Comcast Corp. 6.45% 2037	8,500	8,793
Comcast Corp. 6.95% 2037	15,520	16,969
Comcast Corp. 6.40% 2038	11,800	12,183
Time Warner Inc. 5.50% 2011	5,185	5,507
AOL Time Warner Inc. 6.75% 2011	3,815	4,043
AOL Time Warner Inc. 6.875% 2012	25,000	27,383
Time Warner Inc. 5.875% 2016	40,670	43,966
Time Warner Companies, Inc. 7.25% 2017	1,600	1,795
Time Warner Companies, Inc. 7.57% 2024	12,340	13,430
AOL Time Warner Inc. 7.625% 2031	31,935	37,201
Time Warner Inc. 6.50% 2036	30,660	32,117
Time Warner Cable Inc. 5.40% 2012	8,000	8,552
Time Warner Cable Inc. 6.20% 2013	17,460	19,194
Time Warner Cable Inc. 7.50% 2014	21,675	24,996
Time Warner Cable Inc. 8.25% 2014	25,000	29,245
Time Warner Cable Inc. 3.50% 2015	5,000	4,945
Time Warner Cable Inc. 6.75% 2018	47,990	52,806
Time Warner Cable Inc. 8.25% 2019	7,185	8,572
Time Warner Cable Inc. 8.75% 2019	150	183
Time Warner Cable Inc. 5.00% 2020	10,000	9,716
News America Holdings Inc. 8.00% 2016	1,000	1,179
News America Holdings Inc. 8.25% 2018	2,000	2,364
News America Inc. 6.90% 2019	41,125	46,418
News America Inc. 6.65% 2037	38,900	41,224
News America Inc. 6.90% 20392	1,050	1,149
News America Inc. 7.85% 2039	1,500	1,760
NTL Cable PLC 8.75% 2014	2,213	2,296
NTL Cable PLC 8.75% 2014	€210	315
NTL Cable PLC 9.125% 2016	$18,795	19,899
NTL Cable PLC 9.50% 2016	25,750	27,778
Virgin Media Finance 8.375% 20192	15,475	15,997
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20122	10,150	10,480
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	14,075	14,515
Charter Communications Operating, LLC, Term Loan B, 4.24% 20141,3,4	11,956	11,230
Charter Communications Operating, LLC, Term Loan B, 7.25% 20141,3,4	1,965	2,009
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 20142	1,575	1,626
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20142	15,375	17,297
Charter Communications, Inc. 13.50% 20162	7,334	8,599
Thomson Reuters Corp. 6.50% 2018	57,865	65,511
Univision Communications, Inc., First Lien Term Loan B, 2.501% 20141,3,4	24,205	21,089
Univision Communications Inc. 12.00% 20142	4,555	5,039
Univision Communications Inc. 10.50% 20151,2,6	37,595	33,131
Cox Communications, Inc. 4.625% 2010	900	901
Cox Communications, Inc. 7.125% 2012	7,000	7,781
Cox Communications, Inc. 5.45% 2014	17,045	18,281
Cox Communications, Inc. 9.375% 20192	7,225	9,157
CSC Holdings, Inc. 8.50% 20142	5,950	6,366
CSC Holdings, Inc. 8.50% 20152	12,900	13,803
CSC Holdings, Inc. 8.625% 20192	3,700	4,001
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	13,520	13,723
Mediacom LLC and Mediacom Capital Corp. 9.125% 20192	8,325	8,533
Warner Music Group 7.375% 2014	4,725	4,589
Warner Music Group 9.50% 20162	13,175	14,180
AMC Entertainment Inc. 8.00% 2014	8,125	7,800
AMC Entertainment Inc., Series B, 11.00% 2016	2,500	2,625
AMC Entertainment Inc. 8.75% 2019	7,775	7,969
TL Acquisitions, Inc., Term Loan B, 2.75% 20141,3,4	8,094	7,382
Thomson Learning 10.50% 20152	11,450	11,006
Quebecor Media Inc. 7.75% 2016	8,950	8,972
Quebecor Media Inc. 7.75% 2016	5,670	5,684
Clear Channel Worldwide, Series B, 9.25% 20172	11,525	11,928
American Media Operation 9.00% 20132,6	1,200	774
American Media Operation 14.00% 20131,2,6	17,265	11,136
Grupo Televisa, SAB de CV 6.625% 20402	10,200	10,138
UPC Holding BV 9.875% 20182	8,500	9,010
Regal Cinemas Corp., Series B, 9.375% 2012	6,125	6,163
Regal Cinemas Corp. 8.625% 2019	2,000	2,090
UPC Germany GmbH 8.125% 20172	1,100	1,118
UPC Germany GmbH 9.625% 2019	€2,250	3,267
Liberty Media Corp. 8.25% 2030	$3,550	3,270
Kabel Deutschland GmbH 10.625% 2014	7,150	7,508
Discovery Communications Inc. 5.625% 2019	6,500	6,724
LBI Media, Inc. 8.50% 20172	8,015	6,693
Fox Acquisition LLC, Term Loan B, 7.50% 20151,3,4	843	787
Fox Acquisition LLC 13.375% 20162	6,165	4,809
Radio One, Inc. 6.375% 2013	7,380	5,452
Cinemark USA, Inc., Term Loan B, 2.04% 20131,3,4	3,314	3,164
Cinemark USA, Inc. 8.625% 20192	2,000	2,090
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	4,300	4,311
Local T.V. Finance LLC, Term Loan B, 2.26% 20131,3,4	989	834
Local T.V. Finance LLC 10.00% 20151,2,6	5,562	2,420
Walt Disney Co. 5.625% 2016	2,000	2,163
Vidéotron Ltée 6.875% 2014	1,000	1,010
Vidéotron Ltée 6.375% 2015	1,000	983
Carmike Cinemas, Inc., Delayed Draw, Term Loan DD, 4.24% 20121,3,4	410	400
Young Broadcasting Inc. 10.00% 20115	13,317	47
		1,148,387

Retailing — 0.89%
Macy’s Retail Holdings, Inc. 8.875% 20151	20,770	23,003
Federated Retail Holdings, Inc. 5.90% 2016	40,875	40,057
Staples, Inc. 7.75% 2011	16,265	17,484
Staples, Inc. 9.75% 2014	28,470	34,719
Nordstrom, Inc. 6.75% 2014	35,860	40,087
Nordstrom, Inc. 6.25% 2018	3,000	3,253
Nordstrom, Inc. 6.95% 2028	1,000	1,091
Toys "R" Us, Inc. 7.625% 2011	13,115	13,394
Toys "R" Us-Delaware, Inc., Term Loan B, 4.481% 20121,3,4	7,970	7,809
Toys "R" Us, Inc. 8.50% 20172	5,225	5,343
Michaels Stores, Inc., Term Loan B1, 2.563% 20131,3,4	6,136	5,589
Michaels Stores, Inc. 10.00% 2014	16,125	16,770
Michaels Stores, Inc. 0%/13.00% 20167	1,110	921
Michaels Stores, Inc., Term Loan B2, 4.813% 20161,3,4	2,079	1,969
Lowe’s Companies, Inc. 8.25% 2010	8,450	8,722
Lowe’s Companies, Inc. 6.875% 2028	4,800	5,410
Lowe’s Companies, Inc. 5.50% 2035	140	138
Lowe’s Companies, Inc. 5.80% 2036	5,500	5,624
Lowe’s Companies, Inc. 6.65% 2037	390	446
J.C. Penney Co., Inc. 9.00% 2012	3,495	3,958
J.C. Penney Corp., Inc. 5.75% 2018	11,500	11,399
Dollar General Corp., Term Loan B2, 2.981% 20141,3,4	995	957
Dollar General Corp. 10.625% 2015	5,459	6,073
Dollar General Corp. 11.875% 20171,6	6,179	7,168
Neiman Marcus Group, Inc. 9.00% 20151,6	13,297	13,064
Neiman Marcus Group, Inc. 10.375% 2015	425	419
Home Depot, Inc. 5.875% 2036	11,000	10,653
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	8,550	8,913
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	1,050	1,134
Kohl’s Corp. 6.25% 2017	2,000	2,217
Kohl’s Corp. 6.00% 2033	3,878	3,944
Kohl’s Corp. 6.875% 2037	3,287	3,740
Marks and Spencer Group PLC 6.25% 20172	8,500	8,743
Marks and Spencer Group PLC 7.125% 20372	850	866
Target Corp. 7.00% 2038	7,500	8,780
Burlington Coat Factory Warehouse Corp. 11.125% 2014	6,500	6,744
Edcon (Proprietary) Ltd. 3.964% 20141	€6,500	6,034
Edcon (Proprietary) Ltd. 3.964% 20141	500	464
Bon-Ton Department Stores, Inc. 10.25% 2014	$7,000	6,492
TJX Companies, Inc. 6.95% 2019	5,000	5,789
Vitamin Shoppe Industries Inc. 7.773% 20121	4,797	4,833
		354,213

Consumer services — 0.39%
MGM MIRAGE 8.50% 2010	6,850	6,850
MGM MIRAGE 6.75% 2012	1,050	942
MGM MIRAGE 6.75% 2013	3,350	2,906
MGM MIRAGE 13.00% 2013	5,150	5,935
MGM MIRAGE 5.875% 2014	6,575	5,301
MGM MIRAGE 10.375% 20142	3,025	3,297
MGM MIRAGE 6.625% 2015	3,600	2,817
MGM MIRAGE 11.125% 20172	4,375	4,867
Boyd Gaming Corp. 7.75% 2012	2,550	2,591
Boyd Gaming Corp. 6.75% 2014	8,925	8,088
Boyd Gaming Corp. 7.125% 2016	9,000	7,875
Seminole Tribe of Florida 5.798% 20132,3	8,210	7,905
Seminole Tribe of Florida 7.804% 20202,3	8,870	7,758
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	15,415	14,972
Marriott International, Inc., Series I, 6.375% 2017	13,750	14,125
Mohegan Tribal Gaming Authority 8.00% 2012	6,375	5,459
Mohegan Tribal Gaming Authority 7.125% 2014	6,750	4,632
Mohegan Tribal Gaming Authority 6.875% 2015	1,800	1,179
Royal Caribbean Cruises Ltd. 8.75% 2011	2,465	2,591
Royal Caribbean Cruises Ltd. 11.875% 2015	7,075	8,216
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	12,025	10,702
ERAC USA Finance Co. 7.00% 20372	10,000	9,818
Norwegian Cruise Lines 11.75% 20162	6,150	6,104
Education Management LLC and Education Management Finance Corp. 8.75% 2014	4,800	4,980
Seneca Gaming Corp. 7.25% 2012	3,025	2,965
Seneca Gaming Corp., Series B, 7.25% 2012	1,175	1,152
Wendy’s/Arby’s Restaurants, LLC 10.00% 2016	1,100	1,204
		155,231

Automobiles & components — 0.26%
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	14,925	15,684
DaimlerChrysler North America Holding Corp. 5.875% 2011	9,400	9,831
DaimlerChrysler North America Holding Corp. 7.75% 2011	14,930	15,877
DaimlerChrysler North America Holding Corp. 7.30% 2012	7,455	8,108
DaimlerChrysler North America Holding Corp. 6.50% 2013	18,775	20,599
Allison Transmission Holdings, Inc., Term Loan B, 3.00% 20141,3,4	5,741	5,300
Allison Transmission Holdings, Inc. 11.00% 20152	3,300	3,482
Allison Transmission Holdings, Inc. 11.25% 20151,2,6	12,402	13,022
Ford Motor Co. 9.50% 2011	2,000	2,060
FCE Bank PLC 7.125% 2013	€2,000	2,793
Tenneco Automotive Inc. 8.625% 2014	$3,025	3,067
Tenneco Inc. 8.125% 2015	750	762
TRW Automotive Inc. 7.00% 20142	1,500	1,478
Cooper-Standard Automotive Inc. 7.00% 20125	425	405
Cooper-Standard Automotive Inc. 8.375% 20145	2,200	572
		103,040

Consumer durables & apparel — 0.11%
Fortune Brands, Inc. 6.375% 2014	20,000	21,440
Hanesbrands Inc., Series B, 3.831% 20141	11,105	10,564
Hanesbrands Inc. 8.00% 2016	3,100	3,174
KB Home 6.25% 2015	3,170	2,972
Jarden Corp. 8.00% 2016	2,375	2,464
Standard Pacific Corp. 7.00% 2015	1,005	879
Sealy Mattress Co. 10.875% 20162	650	726
		42,219

ENERGY — 3.65%
Enbridge Energy Partners, LP 5.875% 2016	7,000	7,285
Enbridge Energy Partners, LP, Series B, 6.50% 2018	45,455	48,695
Enbridge Energy Partners, LP 9.875% 2019	28,255	35,835
Enbridge Energy Partners, LP, Series B, 7.50% 2038	33,700	38,483
Enbridge Energy Partners, LP 8.05% 20771	64,600	60,140
Kinder Morgan Energy Partners LP 6.75% 2011	5,500	5,818
Kinder Morgan Energy Partners LP 5.85% 2012	6,500	7,000
Kinder Morgan Energy Partners LP 5.00% 2013	14,279	15,004
Kinder Morgan Energy Partners LP 5.125% 2014	34,052	35,780
Kinder Morgan Energy Partners LP 5.625% 2015	14,100	15,180
Kinder Morgan Energy Partners LP 6.00% 2017	22,375	23,526
Kinder Morgan Energy Partners LP 9.00% 2019	9,865	12,159
Kinder Morgan Energy Partners LP 6.85% 2020	55,935	62,162
Williams Companies, Inc. 6.375% 20102	1,500	1,527
Williams Companies, Inc. 7.125% 2011	500	535
Transcontinental Gas Pipe Line Corp. 6.40% 2016	10,000	10,923
Williams Companies, Inc. 7.625% 2019	17,995	20,207
Williams Companies, Inc. 8.75% 2020	16,060	19,192
Williams Companies, Inc. 7.875% 2021	46,605	53,562
Williams Companies, Inc. 8.75% 2032	18,916	22,697
Gaz Capital SA, Series 13, 6.605% 2018	€8,200	12,011
Gaz Capital SA 6.51% 20222	$72,475	66,677
Gaz Capital SA 7.288% 20372	15,250	14,144
TransCanada PipeLines Ltd. 6.50% 2018	7,500	8,380
TransCanada PipeLines Ltd. 7.125% 2019	10,790	12,637
TransCanada PipeLines Ltd. 6.35% 20671	70,555	66,294
StatoilHydro ASA 2.90% 2014	15,360	15,313
StatoilHydro ASA 3.875% 2014	7,000	7,282
StatoilHydro ASA 5.125% 20142	14,570	15,834
StatoilHydro ASA 5.25% 2019	20,230	21,482
Rockies Express Pipeline LLC 6.25% 20132	14,500	15,855
Rockies Express Pipeline LLC 6.85% 20182	39,650	43,893
Enbridge Inc. 5.80% 2014	9,200	9,977
Enbridge Inc. 4.90% 2015	3,250	3,367
Enbridge Inc. 5.60% 2017	42,080	43,806
Shell International Finance 1.30% 2011	17,000	17,051
Shell International Finance B.V. 4.00% 2014	22,000	22,980
Shell International Finance 4.30% 2019	13,275	13,141
BP Capital Markets PLC 3.625% 20142	16,000	16,384
BP Capital Markets PLC 3.875% 2015	34,965	35,966
Devon Energy Corp. 5.625% 2014	18,000	19,463
Devon Energy Corp. 6.30% 2019	24,385	27,199
Devon Financing Corp. ULC 7.875% 2031	3,000	3,770
Petrobras International 5.75% 2020	25,890	26,467
Petrobras International 6.875% 2040	22,780	23,523
Ras Laffan Liquefied Natural Gas III 5.50% 20142	330	347
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20143	900	979
Ras Laffan Liquefied Natural Gas III 5.832% 20163	2,000	2,120
Ras Laffan Liquefied Natural Gas III 6.75% 20192	3,500	3,804
Ras Laffan Liquefied Natural Gas II 5.298% 20202,3	24,470	24,710
Ras Laffan Liquefied Natural Gas III 5.838% 20272,3	10,000	10,003
Ras Laffan Liquefied Natural Gas III 6.332% 20273	2,000	2,034
Husky Energy Inc. 6.25% 2012	2,510	2,713
Husky Energy Inc. 5.90% 2014	2,490	2,717
Husky Energy Inc. 6.20% 2017	16,415	17,704
Husky Energy Inc. 7.25% 2019	15,830	18,326
Husky Energy Inc. 6.80% 2037	2,000	2,126
Chevron Corp. 3.95% 2014	4,400	4,598
Chevron Corp. 4.95% 2019	33,330	35,174
Enterprise Products Operating LP 4.95% 2010	8,750	8,870
Enterprise Products Operating LP 7.50% 2011	5,000	5,299
Enterprise Products Operating LLC 5.65% 2013	17,850	19,033
Enterprise Products Operating LLC 7.00% 20671	1,770	1,571
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20142,3	25,613	25,741
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20143	4,234	4,255
Phillips Petroleum Co. 8.75% 2010	4,000	4,134
Polar Tankers, Inc. 5.951% 20372,3	24,355	23,727
Pemex Finance Ltd. 8.875% 20103	6,400	6,621
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 20173,8	11,700	14,099
Pemex Project Funding Master Trust 5.75% 2018	3,150	3,201
Pemex Project Funding Master Trust 6.625% 2035	3,500	3,337
Petroplus Finance Ltd. 6.75% 20142	6,500	6,143
Petroplus Finance Ltd. 7.00% 20172	17,675	15,996
Petroplus Finance Ltd. 9.375% 20192	3,650	3,650
Sunoco, Inc. 4.875% 2014	9,730	9,816
Sunoco, Inc. 9.625% 2015	8,750	10,424
Apache Corp. 6.00% 2013	2,420	2,680
Apache Corp. 5.625% 2017	7,200	7,686
Apache Corp. 6.90% 2018	7,145	8,386
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	5,725	5,856
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	10,975	11,102
Gulfstream Natural Gas 5.56% 20152	3,500	3,666
Gulfstream Natural Gas 6.19% 20252	7,235	7,038
Canadian Natural Resources Ltd. 5.70% 2017	10,000	10,700
Total Capital 3.125% 2015	10,800	10,670
Qatar Petroleum 5.579% 20112,3	10,302	10,592
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 20102,3	3,833	3,776
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 20102,3	722	711
General Maritime Corp. 12.00% 20172	3,400	3,557
Continental Resources 8.25% 20192	3,000	3,165
PETRONAS Capital Ltd. 7.00% 20122	2,250	2,474
		1,443,937

INDUSTRIALS — 3.46%
Transportation — 1.90%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 20113	14,050	13,953
Continental Airlines, Inc. 8.75% 2011	300	292
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 20123	12,500	12,578
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 0.607% 20151,3	1,100	878
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20163	27,421	26,247
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20173	155	137
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20183	1,473	1,348
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20183	249	237
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20193	16,629	15,943
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20193	35,863	35,437
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20193	792	725
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20203	17,718	17,519
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20203	11,850	10,843
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 20213	278	264
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20213	3,568	3,408
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20223	12,906	12,092
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20223	10,130	9,218
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20223	12,951	12,619
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20223	12,917	12,780
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20223	1,390	1,286
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 20123	400	405
Northwest Airlines, Inc., Term Loan B, 3.76% 20131,3,4	2,526	2,053
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 20133	1,000	1,012
Delta Air Lines, Inc., Second Lien Term Loan B, 3.534% 20141,3,4	2,885	2,424
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20143	42,180	40,387
Delta Air Lines, Inc., Series 1992-A2, 9.20% 20143,5	4,611	1,522
Northwest Airlines, Inc., Term Loan A, 2.01% 20181,3,4	64,235	50,745
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20243	23,914	21,284
Burlington Northern Santa Fe Corp. 4.30% 2013	2,640	2,777
Burlington Northern Santa Fe Corp. 7.00% 2014	5,000	5,680
Burlington Northern Santa Fe Corp. 5.75% 2018	10,035	10,677
Burlington Northern Santa Fe Corp. 4.70% 2019	39,300	39,009
Burlington Northern Santa Fe Corp. 6.15% 2037	10,890	11,493
BNSF Funding Trust I 6.613% 20551	15,000	14,436
CSX Corp. 5.50% 2013	2,900	3,118
CSX Corp. 5.75% 2013	8,335	9,023
CSX Corp. 6.25% 2015	10,000	11,027
CSX Corp. 6.25% 2018	10,000	10,786
CSX Corp. 7.375% 2019	16,500	18,882
CSX Corp. 6.15% 2037	26,585	27,025
Norfolk Southern Corp. 6.75% 2011	991	1,047
Norfolk Southern Corp. 5.75% 2016	6,740	7,180
Norfolk Southern Corp. 5.75% 2018	21,050	22,304
Norfolk Southern Corp. 5.90% 2019	14,000	14,976
Norfolk Southern Corp. 7.05% 2037	23,225	27,480
AMR Corp., Series B, 10.45% 2011	150	134
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 20123	3,750	3,619
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 20123	7,434	7,425
American Airlines, Inc., Series 2001-2, Class B, 8.608% 20123	18,165	17,302
AMR Corp. 9.00% 2012	1,300	1,079
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20133	38,010	38,162
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20193	1,827	1,434
Union Pacific Corp. 3.625% 2010	4,820	4,879
Union Pacific Corp. 5.125% 2014	8,430	8,987
Union Pacific Corp. 5.75% 2017	22,965	24,269
Union Pacific Corp. 5.70% 2018	4,000	4,197
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 20223	6,703	7,548
Union Pacific Corp. 6.15% 2037	10,930	11,320
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 20113,5	7,335	9,957
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 20123	40	40
United Air Lines, Inc., Term Loan B, 2.313% 20141,3,4	8,358	6,620
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20212,3	879	622
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20243	26,557	22,839
Canadian National Railway Co. 5.55% 2018	16,500	17,614
Canadian National Railway Co. 6.375% 2037	3,100	3,462
Kansas City Southern Railway Co. 13.00% 2013	3,375	3,932
Kansas City Southern Railway Co. 8.00% 2015	4,250	4,425
RailAmerica, Inc. 9.25% 2017	3,600	3,848
Navios Maritime Holdings Inc. 8.875% 20172	2,225	2,322
CEVA Group PLC 10.00% 20142	500	477
CEVA Group PLC, Bridge Loan, 7.984% 20151,3,4,8	1,500	960
CEVA Group PLC 11.625% 20162	300	309
		752,338

Capital goods — 1.27%
BAE Systems Holdings Inc. 4.75% 20102,3	10,350	10,509
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 20112,3	24,853	25,857
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20132,3	27,715	28,282
BAE Systems Holdings Inc. 4.95% 20142	16,125	16,807
Northrop Grumman Systems Corp. 7.125% 2011	8,000	8,471
Northrop Grumman Corp. 3.70% 2014	9,500	9,546
Northrop Grumman Corp. 7.75% 2016	13,420	15,884
Northrop Grumman Corp. 5.05% 2019	18,600	19,029
Northrop Grumman Systems Corp. 7.75% 2031	3,000	3,717
Volvo Treasury AB 5.95% 20152	48,905	50,522
Lockheed Martin Corp. 4.121% 2013	6,000	6,273
Lockheed Martin Corp. 4.25% 2019	34,810	33,668
Lockheed Martin Corp., Series B, 6.15% 2036	6,000	6,371
Hutchison Whampoa International Ltd. 7.00% 20112	24,300	25,662
Hutchison Whampoa International Ltd. 6.50% 20132	7,200	7,831
Raytheon Co. 6.40% 2018	9,500	10,817
Raytheon Co. 6.75% 2018	4,030	4,620
Raytheon Co. 4.40% 2020	10,970	10,827
General Electric Capital Corp., Series A, 6.00% 2019	10,000	10,399
General Electric Capital Corp., Series A, 0.658% 20261	15,200	12,878
Koninklijke Philips Electronics NV 5.75% 2018	20,000	21,316
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 4.03% 20141,3,4	2,401	2,204
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 4.04% 20141,3,4	2,460	2,259
DAE Aviation Holdings, Inc. 11.25% 20152	17,285	14,692
Ashtead Group PLC 8.625% 20152	4,675	4,722
Ashtead Capital, Inc. 9.00% 20162	14,125	14,213
US Investigations Services, Inc., Term Loan B, 3.253% 20151,3,4	5,380	4,835
US Investigations Services, Inc. 10.50% 20152	7,255	6,511
US Investigations Services, Inc. 11.75% 20162	5,630	4,877
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	15,493	15,764
John Deere Capital Corp. 5.40% 2011	3,500	3,742
John Deere Capital Corp., Series D, 4.50% 2013	3,000	3,152
John Deere Capital Corp. 5.10% 2013	1,100	1,170
John Deere Capital Corp., Series D, 5.50% 2017	3,650	3,875
John Deere Capital Corp., Series D, 5.75% 2018	2,000	2,172
TransDigm Inc. 7.75% 20142	10,970	11,162
TransDigm Inc. 7.75% 2014	1,325	1,348
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.231% 20141,3,4	3,413	2,580
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.231% 20141,3,4	198	150
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20141,3,4	479	458
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	1,325	941
Hawker Beechcraft Acquisition Co., LLC 9.625% 20151,6	11,328	6,967
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	170	106
Caterpillar Financial Services Corp. 4.30% 2010	2,400	2,432
Caterpillar Financial Services Corp., Series F, 5.125% 2011	500	531
Caterpillar Financial Services Corp., Series F, 4.85% 2012	210	226
Caterpillar Financial Services Corp., Series F, 5.50% 2016	4,050	4,283
Caterpillar Financial Services Corp., Series F, 7.15% 2019	1,850	2,143
Honeywell International Inc. 5.00% 2019	8,725	9,092
Navistar International Corp. 8.25% 2021	7,650	7,880
B/E Aerospace 8.50% 2018	6,920	7,352
RBS Global, Inc. and Rexnord LLC 9.50% 2014	4,525	4,559
RBS Global, Inc. and Rexnord LLC 8.875% 2016	850	744
Atlas Copco AB 5.60% 20172	4,525	4,569
United Rentals (North America), Inc., Series B, 6.50% 2012	3,000	3,008
Atrium Companies, Inc., Term Loan B, 11.75% 20121,3,4,6	4,868	2,808
Atrium Companies, Inc. 15.00% 20122,6	4,343	87
Esterline Technologies Corp. 6.625% 2017	1,955	1,916
H&E Equipment Services, Inc. 8.375% 2016	1,750	1,761
Esco Corp. 4.129% 20131,2	325	298
Esco Corp. 8.625% 20132	1,100	1,100
Sequa Corp., Term Loan B, 3.89% 20141,3,4	874	783
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	400	402
Alion Science and Technology Corp. 10.25% 2015	230	177
		503,337

Commercial & professional services — 0.29%
Nielsen Finance LLC, Term Loan A, 2.235% 20131,3,4	3,400	3,201
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	25,325	26,528
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	1,650	1,863
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20167	35,125	32,227
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	19,480	21,866
ARAMARK Corp., Term Loan B, 2.126% 20141,3,4	4,017	3,810
ARAMARK Corp., Letter of Credit, 4.721% 20141,3,4	264	251
ARAMARK Corp. 3.781% 20151	3,450	3,174
ARAMARK Corp. 8.50% 2015	9,450	9,781
Allied Waste North America, Inc., Series B, 6.125% 2014	3,500	3,564
Allied Waste North America, Inc. 6.875% 2017	3,095	3,289
Iron Mountain Inc. 7.75% 2015	2,425	2,449
FTI Consulting, Inc. 7.625% 2013	2,300	2,343
		114,346

TELECOMMUNICATION SERVICES — 3.34%
Verizon Communications Inc. 3.75% 2011	111,950	115,478
ALLTEL Corp. 7.00% 2012	18,299	20,197
Verizon Global Funding Corp. 7.375% 2012	11,835	13,349
Verizon Communications Inc. 5.25% 2013	14,500	15,642
Verizon Communications Inc. 5.55% 2014	14,710	15,979
Verizon Communications Inc. 5.50% 2018	8,540	8,927
Verizon Communications Inc. 6.10% 2018	24,000	26,129
Verizon Communications Inc. 8.50% 2018	16,000	19,878
Verizon Communications Inc. 8.75% 2018	34,000	42,535
Verizon Communications Inc. 6.35% 2019	3,500	3,868
Telecom Italia Capital SA 4.875% 2010	1,260	1,290
Olivetti Finance NV 7.25% 2012	€8,830	13,870
Telecom Italia Capital SA, Series B, 5.25% 2013	$5,480	5,769
Telecom Italia Capital SA 4.95% 2014	9,867	10,238
Telecom Italia Capital SA 5.25% 2015	77,500	81,130
Telecom Italia Capital SA 6.999% 2018	8,400	9,257
Telecom Italia Capital SA 7.175% 2019	41,500	46,348
Telecom Italia SpA 7.75% 2033	€8,270	14,033
Telecom Italia Capital SA 7.20% 2036	$2,000	2,182
Telecom Italia Capital SA 7.721% 2038	24,000	27,718
AT&T Wireless Services, Inc. 7.875% 2011	15,355	16,502
SBC Communications Inc. 5.875% 2012	20,337	22,216
AT&T Wireless Services, Inc. 8.125% 2012	12,630	14,279
AT&T Inc. 4.95% 2013	20,750	22,153
Centennial Communications Corp. 6.04% 20131	6,500	6,500
Centennial Communications Corp. 10.00% 2013	2,750	2,888
SBC Communications Inc. 5.10% 2014	4,745	5,109
SBC Communications Inc. 5.625% 2016	45,200	48,621
AT&T Inc. 5.50% 2018	7,910	8,267
AT&T Inc. 5.60% 2018	6,620	6,949
AT&T Inc. 5.80% 2019	11,550	12,334
SBC Communications Inc. 6.45% 2034	11,175	11,430
AT&T Inc. 6.55% 2039	12,000	12,686
Vodafone Group PLC 7.75% 2010	20,000	20,153
Vodafone Group PLC 5.625% 2017	26,580	28,274
Vodafone Group PLC 5.45% 2019	25,000	25,935
Vodafone Group PLC 6.15% 2037	6,000	6,271
France Télécom 7.75% 20111	32,000	34,306
France Télécom 7.25% 2013	€4,800	7,781
France Télécom 4.375% 2014	19,010	19,885
France Télécom 5.375% 2019	12,690	13,402
Sprint Nextel Corp. 0.651% 20101	1,865	1,836
Sprint Capital Corp. 7.625% 2011	500	514
Sprint Capital Corp. 8.375% 2012	900	936
Nextel Communications, Inc., Series E, 6.875% 2013	25,330	24,697
Nextel Communications, Inc., Series F, 5.95% 2014	39,045	36,654
Nextel Communications, Inc., Series D, 7.375% 2015	9,200	8,993
Cricket Communications, Inc. 9.375% 2014	30,110	30,411
Cricket Communications, Inc. 10.00% 2015	1,000	1,019
Cricket Communications, Inc. 7.75% 2016	20,225	20,276
Qwest Capital Funding, Inc. 7.90% 2010	1,400	1,435
Qwest Capital Funding, Inc. 7.25% 2011	36,450	37,179
Qwest Communications International Inc. 7.25% 2011	6,000	6,060
Qwest Corp. 7.875% 2011	1,000	1,053
Deutsche Telekom International Finance BV 5.875% 2013	4,000	4,332
Deutsche Telekom International Finance BV 4.875% 2014	16,250	17,058
Deutsche Telekom International Finance BV 6.75% 2018	10,000	11,214
MetroPCS Wireless, Inc. 9.25% 2014	14,475	14,728
MetroPCS Wireless, Inc. 9.25% 2014	13,950	14,194
Crown Castle International Corp. 9.00% 2015	15,275	16,306
Crown Castle International Corp. 7.75% 20172	9,675	10,352
American Tower Corp. 4.625% 20152	14,875	15,063
American Tower Corp. 7.00% 2017	5,950	6,619
American Tower Corp. 7.25% 20192	3,750	4,200
Windstream Corp. 8.125% 2013	18,150	18,921
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	2,850	2,938
Windstream Corp. 8.625% 2016	3,300	3,374
Clearwire Communications LLC/Finance 12.00% 20152	16,900	17,238
Clearwire Communications LLC/Finance 12.00% 20152	4,500	4,590
Digicel Group Ltd. 12.00% 20142	12,025	13,543
Digicel Group Ltd. 8.875% 20152	7,150	6,971
Digicel Group Ltd. 8.875% 2015	400	390
Telefónica Emisiones, SAU 4.949% 2015	13,150	14,072
Telefónica Emisiones, SAU 6.421% 2016	5,750	6,391
Wind Acquisition SA 11.75% 20172	17,275	18,959
British Telecommunications PLC 5.95% 2018	17,472	17,786
PCCW-HKT Capital Ltd. 8.00% 20111,2	15,000	16,183
Intelsat, Ltd. 8.50% 2013	4,000	4,100
Intelsat, Ltd. 8.875% 2015	4,275	4,446
Intelsat Jackson Holding Co., Series B, 8.875% 20152	1,950	2,028
Intelsat Jackson Holding Co. 9.50% 2016	2,100	2,258
Intelsat Jackson Holding Co. 8.50% 20192	1,175	1,216
Koninklijke KPN NV 4.75% 2017	€3,500	5,177
Koninklijke KPN NV 8.375% 2030	$5,200	6,533
Singapore Telecommunications Ltd. 6.375% 2011	3,475	3,768
Singapore Telecommunications Ltd. 6.375% 20112	2,050	2,223
Singapore Telecommunications Ltd. 7.375% 20312	3,800	4,722
SK Telecom Co., Ltd. 4.25% 20112	6,000	6,104
SBA Telecommunications, Inc. 8.00% 20162	3,750	3,938
Orascom Telecom 7.875% 20142	3,275	2,980
Hawaiian Telcom Communications, Inc. 8.765% 20131,5	3,605	81
Hawaiian Telcom Communications, Inc. 9.75% 20135	7,715	174
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 20141,3,4,6	2,155	1,579
Hawaiian Telcom Communications, Inc., Series B, 12.50% 20155	3,050	—
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,691
Nordic Telephone Co. Holding ApS 8.875% 20162	$1,000	1,063
Trilogy International Partners LLC, Term Loan B, 3.751% 20121,3,4	275	240
		1,320,564

UTILITIES — 3.08%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	46,600	50,480
National Rural Utilities Cooperative Finance Corp. 5.45% 2017	2,880	3,008
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	3,500	3,658
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	41,425	54,977
MidAmerican Energy Holdings Co. 5.875% 2012	15,000	16,347
MidAmerican Energy Co. 5.125% 2013	7,500	7,987
PacifiCorp, First Mortgage Bonds, 5.45% 2013	2,875	3,133
MidAmerican Energy Co. 4.65% 2014	5,000	5,278
MidAmerican Energy Co. 5.95% 2017	3,000	3,232
MidAmerican Energy Co. 5.30% 2018	5,000	5,161
PacifiCorp., First Mortgage Bonds, 5.65% 2018	3,800	4,088
MidAmerican Energy Holdings Co. 5.75% 2018	47,700	50,357
MidAmerican Energy Holdings Co. 6.125% 2036	5,000	5,138
FirstEnergy Solutions Corp. 4.80% 2015	10,000	10,218
Ohio Edison Co. 6.40% 2016	13,750	14,796
Jersey Central Power & Light Co. 5.65% 2017	3,000	3,097
Pennsylvania Electric Co. 6.05% 2017	5,165	5,383
Cleveland Electric Illuminating Co. 8.875% 2018	24,600	30,420
Jersey Central Power & Light Co. 7.35% 2019	1,700	1,933
Toledo Edison Co. 7.25% 2020	10,000	11,433
Ohio Edison Co. 6.875% 2036	2,315	2,481
E.ON International Finance BV 5.80% 20182	70,425	75,762
Edison Mission Energy 7.50% 2013	5,000	4,725
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2009-B, 4.15% 2014	3,500	3,664
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	4,000	4,176
Edison Mission Energy 7.75% 2016	6,025	5,151
Midwest Generation, LLC, Series B, 8.56% 20163	17,347	17,521
Edison Mission Energy 7.00% 2017	6,825	5,426
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2008-B, 5.50% 2018	1,000	1,069
Edison Mission Energy 7.20% 2019	15,450	11,781
Homer City Funding LLC 8.734% 20263	13,550	13,143
Edison Mission Energy 7.625% 2027	6,900	4,709
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-E, 5.55% 2037	3,500	3,492
Energy East Corp. 6.75% 2012	7,155	7,825
Iberdrola Finance Ireland 3.80% 20142	26,475	26,623
Scottish Power PLC 5.375% 2015	31,415	33,393
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	2,500	2,629
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	5,000	5,190
Consumers Energy Co. 5.65% 2018	18,325	19,197
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	30,575	33,157
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	2,380	2,688
Niagara Mohawk Power 3.553% 20142	15,565	15,534
National Grid PLC 6.30% 2016	37,605	40,953
National Grid Co. PLC 5.875% 2024	£170	278
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013	$5,000	5,356
Progress Energy, Inc. 6.05% 2014	2,100	2,301
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	6,570
Progress Energy Florida, Inc., First Mortgage Bonds, 5.65% 2018	3,150	3,386
Progress Energy, Inc. 7.05% 2019	32,900	36,870
Veolia Environnement 5.25% 2013	18,235	19,300
Veolia Environnement 6.00% 2018	11,445	12,105
Veolia Environnement 6.125% 2033	€13,640	21,267
Israel Electric Corp. Ltd. 7.25% 20192	$29,800	32,327
Israel Electric Corp. 7.25% 2019	4,375	4,746
Israel Electric Corp. Ltd. 8.10% 20962	6,250	6,476
Enel Finance International 3.875% 20142	32,890	33,326
ENEL SpA 5.625% 2027	€5,760	8,786
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.735% 20141,3,4	$14,432	11,758
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	12,215	9,955
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	9,505	7,747
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	700	751
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	4,275	4,563
Sierra Pacific Resources 8.625% 2014	900	937
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,550	2,740
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	5,975	6,339
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,025	10,781
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	2,500	2,796
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 20122	3,060	3,120
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20162	1,475	1,425
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20172	12,000	11,450
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	2,700	2,576
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 20362	11,110	10,153
AES Corp. 9.375% 2010	129	134
AES Corp. 8.75% 20132	624	643
AES Corp. 7.75% 2015	11,575	11,807
AES Corp. 8.00% 2017	10,000	10,313
AES Corp. 8.00% 2020	3,350	3,425
PSEG Power LLC 7.75% 2011	16,410	17,565
Public Service Electric and Gas Co., Series E, 5.30% 2018	4,990	5,247
PSEG Power LLC 8.625% 2031	2,360	3,059
Intergen Power 9.00% 20172	23,450	24,564
Ohio Power Co., Series H, 4.85% 2014	5,965	6,238
Ohio Power Co., Series K, 6.00% 2016	15,000	15,924
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,000	5,147
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	10,000	10,963
San Diego Gas & Electric Co., Series DDD, 6.00% 2026	5,000	5,287
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	6,282
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	10,853
Virginia Electric and Power Co., Series A, 6.00% 2037	1,250	1,299
AmerenEnergy Generating Co., Series D, 8.35% 2010	1,500	1,554
Union Electric Co. 4.65% 2013	3,000	3,081
Ameren Corp. 8.875% 2014	7,000	7,870
Union Electric Co. 5.40% 2016	5,750	5,924
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	6,500	6,821
Public Service Co. of Colorado 5.80% 2018	6,300	6,845
Public Service Co. of Colorado 5.125% 2019	4,350	4,533
Electricité de France SA 5.50% 20142	1,300	1,415
Electricité de France SA 6.50% 20192	14,250	16,025
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	2,000	2,064
Pacific Gas and Electric Co. 6.25% 2013	1,550	1,727
PG&E Corp. 5.75% 2014	2,000	2,158
Pacific Gas and Electric Co. 8.25% 2018	4,000	4,892
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	4,190
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	9,900	11,282
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 20283	10,687	10,555
NRG Energy, Inc. 7.25% 2014	4,200	4,263
NRG Energy, Inc. 7.375% 2016	5,500	5,521
NRG Energy, Inc. 7.375% 2017	700	704
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	4,500	4,543
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	5,000	5,459
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	9,000	9,620
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,797
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,564
SP PowerAssets Ltd. 5.00% 20132	8,000	8,468
Alabama Power Co., Series R, 4.70% 2010	2,250	2,326
Alabama Power Co., Series 2007-D, 4.85% 2012	1,550	1,661
Alabama Power Co., Series 2008-B, 5.80% 2013	4,000	4,387
Kern River Funding Corp. 4.893% 20182,3	7,365	7,359
Florida Power & Light Co. 4.85% 2013	5,000	5,297
Korea East-West Power Co., Ltd. 4.875% 20112	5,000	5,052
Enersis SA 7.375% 2014	3,000	3,350
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20182,3	2,667	2,676
		1,220,331

HEALTH CARE — 2.73%
Pharmaceuticals, biotechnology & life sciences — 1.53%
Roche Holdings Inc. 5.00% 20142	45,250	48,597
Roche Holdings Inc. 6.00% 20192	87,750	96,939
Roche Holdings Inc. 7.00% 20392	11,060	13,445
Schering-Plough Corp. 5.30% 20131	14,559	16,015
Schering-Plough Corp. 5.375% 2014	€13,155	20,623
Merck & Co., Inc. 4.00% 2015	$5,000	5,221
Schering-Plough Corp. 6.00% 2017	49,240	54,778
Merck & Co., Inc. 5.00% 2019	27,380	28,514
Pfizer Inc. 4.45% 2012	11,040	11,683
Pfizer Inc. 5.35% 2015	5,000	5,471
Wyeth 5.50% 2016	15,000	16,144
Pfizer Inc. 6.20% 2019	55,870	62,217
Biogen Idec Inc. 6.00% 2013	36,525	38,821
Biogen Idec Inc. 6.875% 2018	27,000	29,107
GlaxoSmithKline Capital Inc. 4.85% 2013	20,000	21,486
GlaxoSmithKline Capital Inc. 5.65% 2018	15,000	16,206
GlaxoSmithKline Capital Inc. 6.375% 2038	15,000	16,675
Abbott Laboratories 5.125% 2019	29,150	30,546
Abbott Laboratories 6.00% 2039	6,040	6,389
Novartis Capital Corp. 4.125% 2014	13,375	14,073
Novartis Securities Investment Ltd. 5.125% 2019	12,530	13,187
Elan Finance PLC and Elan Finance Corp. 4.273% 20111	1,015	959
Elan Finance PLC and Elan Finance Corp. 4.381% 20131	5,135	4,403
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	11,010	11,010
Elan Finance PLC and Elan Finance Corp. 8.75% 20162	5,850	5,616
AstraZeneca PLC 5.40% 2012	12,000	13,117
Quintiles Transnational 9.50% 20141,2,6	1,980	1,995
		603,237

Health care equipment & services — 1.20%
Cardinal Health, Inc. 5.50% 2013	14,535	15,461
Cardinal Health, Inc. 4.00% 2015	5,500	5,403
Cardinal Health, Inc. 5.80% 2016	12,509	12,600
Cardinal Health, Inc. 5.85% 2017	23,365	23,633
Allegiance Corp. 7.00% 2026	9,635	9,761
Express Scripts Inc. 5.25% 2012	17,105	18,186
Express Scripts Inc. 6.25% 2014	28,133	30,727
HCA Inc., Term Loan B1, 2.501% 20131,3,4	4,262	4,088
HCA Inc. 9.125% 2014	695	735
HCA Inc. 9.25% 2016	775	834
HCA Inc. 9.625% 20161,6	957	1,038
HCA Inc. 8.50% 20192	25,785	27,912
HCA Inc. 7.875% 20202	9,190	9,592
Coventry Health Care, Inc. 5.875% 2012	1,000	1,015
Coventry Health Care, Inc. 6.30% 2014	32,960	32,270
Coventry Health Care, Inc. 5.95% 2017	11,440	10,388
Hospira, Inc. 5.90% 2014	4,510	4,891
Hospira, Inc. 6.40% 2015	2,800	3,103
Hospira, Inc. 6.05% 2017	32,765	34,342
Tenet Healthcare Corp. 7.375% 2013	7,945	8,005
Tenet Healthcare Corp. 9.25% 2015	7,170	7,672
Tenet Healthcare Corp. 8.875% 20192	24,385	26,458
Boston Scientific Corp. 5.45% 2014	1,565	1,651
Boston Scientific Corp. 4.50% 2015	22,780	22,852
Boston Scientific Corp. 5.125% 2017	1,190	1,193
Boston Scientific Corp. 6.00% 2020	13,360	13,676
Boston Scientific Corp. 7.00% 2035	845	833
Boston Scientific Corp. 7.375% 2040	75	81
UnitedHealth Group Inc. 5.25% 2011	2,463	2,553
UnitedHealth Group Inc. 6.00% 2017	24,920	26,119
PTS Acquisition Corp. 10.25% 20151,6	23,511	21,336
Aetna Inc. 5.75% 2011	17,500	18,359
VWR Funding, Inc. 11.25% 20151,6	16,179	16,907
Bausch & Lomb Inc. 9.875% 2015	13,625	14,442
HealthSouth Corp. 10.75% 2016	10,980	11,996
Surgical Care Affiliates, Inc. 9.625% 20151,2,6	3,747	3,466
Surgical Care Affiliates, Inc. 10.00% 20172	7,845	7,257
WellPoint, Inc. 5.00% 2011	1,000	1,034
WellPoint, Inc. 5.00% 2014	810	844
WellPoint, Inc. 5.25% 2016	6,455	6,524
Humana Inc. 6.45% 2016	7,187	7,274
Team Finance LLC and Health Finance Corp. 11.25% 2013	3,525	3,701
Viant Holdings Inc. 10.125% 20172	2,929	2,929
Symbion Inc. 11.75% 20151,6	2,474	1,880
United Surgical Partners International Inc. 9.25% 20171,6	820	840
CHS/Community Health Systems, Inc. 8.875% 2015	45	47
		475,908

CONSUMER STAPLES — 1.63%
Food & staples retailing — 1.05%
CVS Caremark Corp. 0.556% 20101	5,000	5,003
CVS Corp. 6.117% 20132,3	715	756
CVS Caremark Corp. 6.60% 2019	28,973	31,760
CVS Caremark Corp. 5.789% 20262,3	14,077	13,153
CVS Caremark Corp. 6.036% 20283	22,165	21,034
CVS Caremark Corp. 6.943% 20303	23,741	23,930
CVS Caremark Corp. 6.125% 2039	3,700	3,679
Kroger Co. 5.00% 2013	18,000	19,050
Kroger Co. 7.50% 2014	9,035	10,321
Kroger Co. 6.40% 2017	56,110	61,389
Kroger Co. 6.15% 2020	3,650	3,914
Delhaize Group 5.875% 2014	6,850	7,364
Delhaize Group 6.50% 2017	26,205	28,502
Delhaize America, Inc. 9.00% 2031	6,850	8,794
Safeway Inc. 6.25% 2014	3,725	4,095
Safeway Inc. 6.35% 2017	20,000	21,922
Safeway Inc. 5.00% 2019	15,000	14,903
Safeway Inc. 7.45% 2027	2,170	2,468
SUPERVALU INC. 7.50% 2012	365	378
Albertson’s, Inc. 7.25% 2013	3,950	4,019
SUPERVALU INC. 7.50% 2014	830	844
SUPERVALU INC. 8.00% 2016	20,525	20,935
Albertson’s, Inc. 8.00% 2031	3,700	3,376
Tesco PLC 5.50% 20172	25,325	26,696
Wal-Mart Stores, Inc. 5.375% 2017	4,500	4,849
Wal-Mart Stores, Inc. 5.80% 2018	12,800	14,228
Wal-Mart Stores, Inc. 5.25% 2035	3,800	3,750
Stater Bros. Holdings Inc. 8.125% 2012	9,160	9,297
Stater Bros. Holdings Inc. 7.75% 2015	12,025	12,265
Duane Reade Inc. 11.75% 2015	12,687	13,829
Tops Markets 10.125% 20152	9,075	9,393
Walgreen Co. 4.875% 2013	5,000	5,374
Costco Wholesale Corp. 5.30% 2012	3,000	3,238
Ingles Markets, Inc. 8.875% 2017	2,550	2,665
		417,173

Food, beverage & tobacco — 0.58%
Anheuser-Busch InBev NV 7.20% 20142	25,000	28,379
Anheuser-Busch InBev NV 4.125% 20152	37,250	37,865
Anheuser-Busch InBev NV 8.625% 2017	€2,500	4,530
Anheuser-Busch InBev NV 6.875% 20192	$7,740	8,657
Anheuser-Busch InBev NV 7.75% 20192	18,367	21,540
Anheuser-Busch InBev NV 5.375% 20202	17,600	17,991
Altria Group, Inc. 9.70% 2018	7,925	9,812
Altria Group, Inc. 9.25% 2019	27,800	33,934
British American Tobacco International Finance PLC 9.50% 20182	13,000	16,535
Smithfield Foods, Inc., Series B, 7.75% 2013	150	146
Smithfield Foods, Inc. 10.00% 20142	8,150	8,883
Smithfield Foods, Inc. 7.75% 2017	3,825	3,548
Constellation Brands, Inc. 8.375% 2014	2,075	2,220
Constellation Brands, Inc. 7.25% 2017	9,945	10,131
Coca-Cola Co. 4.875% 2019	7,500	7,827
Tyson Foods, Inc. 10.50% 2014	4,750	5,451
Tyson Foods, Inc. 7.85% 20161	1,000	1,030
CEDC Finance Corp. 9.125% 20162	3,500	3,623
H.J Heinz Co. 7.125% 20392	2,600	2,949
Diageo Capital PLC 5.75% 2017	1,437	1,549
Cott Beverages Inc. 8.375% 20172	1,000	1,035
Dole Food Co., Inc. 8.875% 2011	104	105
		227,740

Household & personal products — 0.00%
Elizabeth Arden, Inc. 7.75% 2014	1,625	1,609

MATERIALS — 1.30%
Rio Tinto Finance (USA) Ltd. 5.875% 2013	50,500	54,535
Rio Tinto Finance (USA) Ltd. 8.95% 2014	7,465	8,954
Rio Tinto Finance (USA) Ltd. 9.00% 2019	24,420	30,957
Rio Tinto Finance (USA) Ltd. 7.125% 2028	2,000	2,270
Dow Chemical Co. 7.60% 2014	26,400	30,069
Dow Chemical Co. 5.70% 2018	1,700	1,730
Dow Chemical Co. 8.55% 2019	30,170	36,057
Dow Chemical Co. 9.40% 2039	1,350	1,790
International Paper Co. 7.40% 2014	32,610	36,357
International Paper Co. 7.95% 2018	7,400	8,549
International Paper Co. 9.375% 2019	2,470	3,041
International Paper Co. 7.50% 2021	4,330	4,861
International Paper Co. 7.30% 2039	5,465	5,816
Freeport-McMoRan Copper & Gold Inc. 3.881% 20151	10,011	9,967
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	6,350	6,929
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	30,070	32,972
BHP Billiton Finance (USA) Ltd. 5.50% 2014	18,295	20,086
BHP Billiton Finance (USA) Ltd. 6.50% 2019	7,500	8,618
Nalco Co. 8.875% 2013	5,650	5,848
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	2,254	2,310
Nalco Co., Term Loan B, 5.75% 20161,3,4	736	745
Nalco Co. 8.25% 20172	15,000	16,013
CRH America Inc. 6.95% 2012	1,590	1,723
CRH Finance BV 7.375% 20141	€4,394	7,161
CRH America, Inc. 6.00% 2016	$980	1,025
CRH America, Inc. 8.125% 2018	12,275	14,339
Owens-Brockway Glass Container Inc. 8.25% 2013	2,900	2,994
Owens-Brockway Glass Container Inc. 7.375% 2016	10,545	10,940
Georgia Gulf Corp. 9.00% 20172	12,975	13,170
Smurfit Kappa Acquisition 7.25% 2017	€2,200	3,108
Smurfit Kappa Acquisition 7.75% 2019	6,570	9,310
Smurfit Capital Funding PLC 7.50% 2025	$800	686
Reynolds Group 7.75% 20162	10,985	11,287
CEMEX Finance LLC 9.50% 20162	9,450	9,946
C5 Capital (SPV) Ltd. 6.196% (undated)1,2	100	69
C8 Capital (SPV) Ltd. 6.64% (undated)1	350	243
C10 Capital (SPV) Ltd. 6.722% (undated)1,2	950	671
C10 Capital (SPV) Ltd. 6.722% (undated)1	100	71
Georgia-Pacific Corp. 8.125% 2011	2,065	2,179
Georgia-Pacific LLC 8.25% 20162	7,800	8,307
Teck Resources Ltd. 9.75% 2014	8,000	9,270
Ball Corp. 7.125% 2016	4,990	5,140
Ball Corp. 7.375% 2019	3,480	3,593
Gerdau Holdings Inc. 7.00% 20202	7,500	7,744
Plastipak Holdings, Inc. 8.50% 20152	7,165	7,389
Holcim Ltd. 6.00% 20192	3,525	3,676
Holcim Ltd. 6.875% 20392	3,500	3,688
Lafarge 6.15% 2011	5,690	5,932
Newpage Corp. 11.375% 20142	5,195	5,273
Praxair, Inc. 4.375% 2014	1,850	1,953
Praxair, Inc. 4.625% 2015	2,500	2,662
Rockwood Specialties Group, Inc. 7.50% 2014	3,345	3,395
Rockwood Specialties Group, Inc. 7.625% 2014	€500	718
Arbermarle Corp. 5.10% 2015	$3,656	3,649
Graphic Packaging International, Inc. 9.50% 2017	3,415	3,637
Airgas, Inc. 7.125% 20182	3,250	3,400
Yara International ASA 7.875% 20192	2,675	3,059
Associated Materials Inc. 9.875% 20162	2,250	2,385
E.I. du Pont de Nemours and Co. 5.25% 2016	2,000	2,117
ICI Wilmington, Inc. 5.625% 2013	2,000	2,089
Stora Enso Oyj 6.404% 20162	2,000	1,798
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,600	1,580
Lubrizol Corp. 8.875% 2019	1,000	1,245
Solutia Inc. 8.75% 2017	610	638
Rock-Tenn Co. 9.25% 20162	515	562
Neenah Paper, Inc. 7.375% 2014	560	514
		512,809

INFORMATION TECHNOLOGY — 1.08%
Semiconductors & semiconductor equipment — 0.57%
NXP BV and NXP Funding LLC 3.034% 20131	17,595	14,670
NXP BV and NXP Funding LLC 3.492% 20131	€6,075	6,875
NXP BV and NXP Funding LLC 10.00% 20139	$6,882	7,045
NXP BV and NXP Funding LLC 7.875% 2014	25,085	22,890
NXP BV and NXP Funding LLC 8.625% 2015	€11,375	12,139
NXP BV and NXP Funding LLC 9.50% 2015	$20,170	17,296
Freescale Semiconductor, Inc., Term Loan B, 1.985% 20131,3,4	5,280	4,634
Freescale Semiconductor, Inc. 8.875% 2014	21,150	19,511
Freescale Semiconductor, Inc. 9.875% 20141,6	19,440	17,277
Freescale Semiconductor, Inc., Term Loan B, 12.50% 20143,4	18,575	19,156
Freescale Semiconductor, Inc. 10.125% 2016	10,792	8,741
KLA-Tencor Corp. 6.90% 2018	43,175	45,498
National Semiconductor Corp. 6.15% 2012	3,700	3,878
National Semiconductor Corp. 6.60% 2017	23,000	23,595
Advanced Micro Devices, Inc. 8.125% 20172	3,075	3,079
		226,284

Technology hardware & equipment — 0.30%
Sanmina-SCI Corp. 6.75% 2013	15,675	15,538
Sanmina-SCI Corp. 3.004% 20141,2	16,346	15,079
Sanmina-SCI Corp. 8.125% 2016	12,490	12,521
Electronic Data Systems Corp., Series B, 6.00% 20131	28,625	31,668
Electronic Data Systems Corp. 7.45% 2029	4,520	5,363
Jabil Circuit, Inc. 8.25% 2018	16,975	18,248
Cisco Systems, Inc. 2.90% 2014	10,000	9,993
Cisco Systems, Inc. 5.50% 2016	2,000	2,199
Cisco Systems, Inc. 4.95% 2019	3,500	3,594
Cisco Systems, Inc. 4.45% 2020	2,500	2,458
Sensata Technologies BV 8.00% 20141	2,475	2,438
		119,099

Software & services — 0.21%
First Data Corp., Term Loan B2, 2.999% 20141,3,4	17,402	15,507
First Data Corp. 9.875% 2015	10,975	10,289
First Data Corp. 9.875% 2015	2,975	2,789
SunGard Data Systems Inc. 9.125% 2013	19,613	20,201
Oracle Corp. 3.75% 2014	16,500	17,043
Serena Software, Inc. 10.375% 2016	11,262	10,882
Ceridian Corp. 11.25% 2015	7,450	7,143
		83,854

Total corporate bonds & notes		13,647,230

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 28.92%
U.S. Treasury 0.875% 20108,10	26,701	26,795
U.S. Treasury 2.00% 2010	30,000	30,359
U.S. Treasury 0.875% 2011	30,000	30,039
U.S. Treasury 1.00% 2011	129,450	129,660
U.S. Treasury 1.125% 2011	262,675	262,793
U.S. Treasury 1.125% 2011	146,100	146,705
U.S. Treasury 1.75% 2011	177,959	180,221
U.S. Treasury 2.375% 20118,10	25,975	26,779
U.S. Treasury 4.50% 2011	27,475	28,682
U.S. Treasury 4.625% 2011	133,500	142,657
U.S. Treasury 4.875% 2011	20,000	21,068
U.S. Treasury 4.875% 2011	10,000	10,621
U.S. Treasury 5.125% 2011	20,000	21,255
U.S. Treasury 1.375% 2012	70,525	70,026
U.S. Treasury 1.50% 2012	125,815	126,026
U.S. Treasury 1.75% 2012	50,000	50,330
U.S. Treasury 3.00% 20128,10	17,132	18,463
U.S. Treasury 4.25% 2012	100,000	107,328
U.S. Treasury 4.875% 2012	54,825	59,001
U.S. Treasury 2.00% 2013	220,540	219,402
U.S. Treasury 1.875% 20138,10	58,849	62,108
U.S. Treasury 2.75% 2013	132,160	135,377
U.S. Treasury 2.75% 2013	50,000	51,524
U.S. Treasury 3.125% 2013	50,000	51,969
U.S. Treasury 3.375% 2013	175,260	183,995
U.S. Treasury 3.50% 2013	50,805	53,547
U.S. Treasury 3.625% 2013	105,400	111,621
U.S. Treasury 3.875% 2013	75,000	79,895
U.S. Treasury 4.25% 2013	654,036	705,953
U.S. Treasury 1.75% 2014	461,170	452,505
U.S. Treasury 1.75% 2014	89,355	87,253
U.S. Treasury 1.875% 2014	158,400	155,813
U.S. Treasury 1.875% 2014	100,000	97,961
U.S. Treasury 2.25% 2014	111,500	110,760
U.S. Treasury 2.00% 20148,10	11,468	12,176
U.S. Treasury 2.00% 20148,10	144,514	153,177
U.S. Treasury 2.625% 2014	204,800	205,871
U.S. Treasury 4.00% 2014	12,800	13,690
U.S. Treasury 4.25% 2014	14,150	15,246
U.S. Treasury 1.625% 20158,10	77,776	81,041
U.S. Treasury 4.00% 2015	241,630	256,874
U.S. Treasury 4.125% 2015	155,380	165,716
U.S. Treasury 4.25% 2015	154,000	164,876
U.S. Treasury 11.25% 2015	133,500	188,423
U.S. Treasury 2.375% 2016	237,400	227,180
U.S. Treasury 2.625% 2016	389,250	377,269
U.S. Treasury 2.625% 2016	50,000	48,656
U.S. Treasury 2.75% 2016	15,000	14,443
U.S. Treasury 3.00% 2016	232,585	228,787
U.S. Treasury 3.125% 2016	86,750	85,673
U.S. Treasury 3.25% 2016	130,915	131,478
U.S. Treasury 3.25% 2016	100,750	100,946
U.S. Treasury 3.25% 2016	21,300	21,365
U.S. Treasury 5.125% 2016	56,500	63,024
U.S. Treasury 7.50% 2016	15,250	19,228
U.S. Treasury 2.375% 20178,10	10,719	11,599
U.S. Treasury 4.50% 2017	153,250	163,893
U.S. Treasury 4.625% 2017	92,375	99,786
U.S. Treasury 8.75% 2017	25,000	33,811
U.S. Treasury 8.875% 2017	67,320	91,808
U.S. Treasury 3.50% 2018	749,735	743,730
U.S. Treasury 3.75% 2018	610,825	610,898
U.S. Treasury 3.875% 2018	107,500	109,179
U.S. Treasury 4.00% 2018	50,000	51,080
U.S. Treasury 2.75% 2019	22,474	20,696
U.S. Treasury 3.125% 2019	797,090	754,964
U.S. Treasury 3.375% 2019	105,600	101,590
U.S. Treasury 3.625% 2019	148,220	145,748
U.S. Treasury 8.125% 2019	20,000	26,929
U.S. Treasury 8.50% 2020	31,900	44,226
U.S. Treasury 7.125% 2023	25,000	32,082
U.S. Treasury 7.50% 2024	18,575	24,846
U.S. Treasury 6.875% 2025	93,610	118,877
U.S. Treasury 6.00% 2026	39,000	45,648
U.S. Treasury 6.125% 2027	18,475	22,020
U.S. Treasury 6.25% 2030	8,250	10,084
U.S. Treasury 4.50% 2036	286,367	282,249
U.S. Treasury 4.375% 2038	129,610	124,506
U.S. Treasury 3.50% 2039	17,265	14,152
U.S. Treasury 4.25% 2039	14,280	13,403
U.S. Treasury 4.375% 2039	5,000	4,787
U.S. Treasury 4.50% 2039	48,500	47,424
U.S. Treasury Principal Strip 0% 2039	29,000	7,189
Federal Home Loan Bank 1.75% 2012	69,000	68,997
Federal Home Loan Bank 4.50% 2012	50,000	53,706
Federal Home Loan Bank 3.625% 2013	93,000	97,288
Federal Home Loan Bank 5.375% 2016	25,000	27,604
Freddie Mac 3.125% 2010	73,990	74,197
Freddie Mac 5.25% 2011	20,000	21,275
Freddie Mac 1.75% 2012	60,000	60,269
Freddie Mac 2.125% 2012	20,000	20,176
Freddie Mac 2.50% 2014	37,000	36,822
Freddie Mac 5.50% 2016	30,000	33,458
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.25% 2011	10,000	10,008
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.253% 20121	11,020	11,034
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.414% 20121	50,000	49,996
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	20,115
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	19,979
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,047
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	11,000	11,107
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	12,550	12,668
Fannie Mae 1.00% 2011	15,000	14,928
Fannie Mae 1.75% 2011	30,000	30,312
Fannie Mae 6.125% 2012	20,000	22,026
Fannie Mae 2.50% 2014	17,250	17,170
Fannie Mae 2.625% 2014	12,000	11,886
Fannie Mae 3.00% 2014	13,500	13,626
Fannie Mae 5.375% 2017	17,000	18,795
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	8,250	8,325
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.80% 2011	9,665	9,754
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	40,000	40,162
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	29,250	29,674
CoBank ACB 7.875% 20182	22,115	23,999
CoBank ACB 0.854% 20221,2	46,470	34,611
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 1.75% 2012	15,000	14,921
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 2.20% 2012	20,000	20,118
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	25,000	25,952
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	20,000	20,200
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	17,500	17,808
Federal Agricultural Mortgage Corp. 4.875% 20112	10,000	10,460
Federal Agricultural Mortgage Corp. 5.125% 20172	5,000	5,226
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	4,961
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 3.00% 2014	10,000	10,063
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	10,000	10,295
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	7,500	7,693
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,286
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,622
		11,451,453

MORTGAGE-BACKED OBLIGATIONS — 23.78%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS3 — 17.76%
Fannie Mae 4.89% 2012	25,000	26,262
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	5,570	5,971
Fannie Mae 4.00% 2019	25,995	26,605
Fannie Mae 4.50% 2019	16,651	17,320
Fannie Mae 4.50% 2019	15,861	16,513
Fannie Mae 5.50% 2019	153	164
Fannie Mae 5.50% 2020	12,891	13,763
Fannie Mae 5.50% 2020	1,459	1,557
Fannie Mae 11.236% 20201	209	238
Fannie Mae 4.50% 2021	65,874	68,334
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	18,005	18,650
Fannie Mae 5.50% 2022	1,746	1,850
Fannie Mae 5.50% 2022	830	879
Fannie Mae 4.50% 2023	21,690	22,363
Fannie Mae 4.50% 2023	15,678	16,161
Fannie Mae 5.00% 2023	15,426	16,141
Fannie Mae 5.00% 2023	15,137	15,838
Fannie Mae 5.00% 2023	12,920	13,518
Fannie Mae 5.00% 2023	10,967	11,475
Fannie Mae 5.00% 2023	10,412	10,894
Fannie Mae 5.00% 2023	9,461	9,899
Fannie Mae 5.00% 2023	7,733	8,091
Fannie Mae 5.00% 2023	6,924	7,260
Fannie Mae 5.50% 2023	39,455	41,853
Fannie Mae 5.50% 2023	34,295	36,444
Fannie Mae 5.50% 2023	3,962	4,195
Fannie Mae 5.50% 2023	2,567	2,720
Fannie Mae 5.50% 2023	1,993	2,111
Fannie Mae 6.00% 2023	3,841	4,115
Fannie Mae 4.00% 2024	129,874	130,894
Fannie Mae 4.00% 2024	48,418	48,787
Fannie Mae 4.00% 2024	48,216	48,583
Fannie Mae 4.00% 2024	46,495	46,849
Fannie Mae 4.00% 2024	45,706	46,054
Fannie Mae 4.00% 2024	35,836	36,109
Fannie Mae 4.00% 2024	23,693	23,874
Fannie Mae 4.00% 2024	23,666	23,846
Fannie Mae 4.00% 2024	23,486	23,671
Fannie Mae 4.00% 2024	11,436	11,523
Fannie Mae 4.50% 2024	130,431	134,405
Fannie Mae 4.50% 2024	52,153	53,724
Fannie Mae 4.50% 2024	50,580	52,121
Fannie Mae 4.50% 2024	47,569	49,018
Fannie Mae 4.50% 2024	45,962	47,347
Fannie Mae 4.50% 2024	45,772	47,167
Fannie Mae 4.50% 2024	39,446	40,648
Fannie Mae 4.50% 2024	37,899	39,040
Fannie Mae 4.50% 2024	30,567	31,488
Fannie Mae 4.50% 2024	27,750	28,586
Fannie Mae 4.50% 2024	23,675	24,410
Fannie Mae 4.50% 2024	20,130	20,736
Fannie Mae 4.50% 2024	17,570	18,100
Fannie Mae 4.50% 2024	16,469	16,965
Fannie Mae 4.50% 2024	16,071	16,555
Fannie Mae 4.50% 2024	13,537	13,945
Fannie Mae 4.50% 2024	8,624	8,884
Fannie Mae 4.50% 2024	8,349	8,601
Fannie Mae 4.50% 2024	8,217	8,465
Fannie Mae 4.50% 2024	7,868	8,105
Fannie Mae 4.50% 2024	7,353	7,575
Fannie Mae 4.50% 2024	7,328	7,549
Fannie Mae 4.50% 2024	5,854	6,031
Fannie Mae 4.50% 2024	4,909	5,057
Fannie Mae 4.50% 2024	4,399	4,531
Fannie Mae 5.00% 2024	45,206	47,300
Fannie Mae 5.50% 2024	36,155	38,353
Fannie Mae 5.50% 2024	25,371	26,905
Fannie Mae 6.00% 2024	10,400	11,086
Fannie Mae, Series 2001-4, Class GA, 10.037% 20251	394	450
Fannie Mae, Series 2001-4, Class NA, 11.829% 20251	1,530	1,725
Fannie Mae 5.123% 20261	484	504
Fannie Mae 6.00% 2026	24,792	26,428
Fannie Mae 5.50% 2027	18,182	19,177
Fannie Mae 6.00% 2028	7,254	7,705
Fannie Mae 6.00% 2028	6,889	7,343
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	1,809	1,377
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	590	666
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	4,904	5,266
Fannie Mae, Series 2001-20, Class E, 9.622% 20311	69	78
Fannie Mae 6.50% 2032	581	623
Fannie Mae 5.50% 2033	26,138	27,486
Fannie Mae 6.50% 2034	869	931
Fannie Mae 4.603% 20351	9,383	9,735
Fannie Mae 5.50% 2035	33,850	35,595
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	5,572	5,935
Fannie Mae 6.50% 2035	8,722	9,422
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	7,971	6,100
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	7,354	6,024
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,674	1,359
Fannie Mae 5.00% 2036	107,693	110,726
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	6,833	7,201
Fannie Mae 6.00% 2036	56,074	59,570
Fannie Mae 6.00% 2036	20,804	22,147
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	18,596	19,865
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	16,603	17,685
Fannie Mae 6.00% 2036	9,954	10,589
Fannie Mae 6.00% 2036	6,713	7,145
Fannie Mae 6.50% 2036	22,212	23,842
Fannie Mae 6.50% 2036	21,485	23,081
Fannie Mae 6.50% 2036	12,833	13,773
Fannie Mae 6.50% 2036	7,437	8,039
Fannie Mae 6.50% 2036	4,725	5,076
Fannie Mae 7.00% 2036	1,721	1,886
Fannie Mae 7.00% 2036	1,374	1,508
Fannie Mae 7.50% 2036	1,307	1,423
Fannie Mae 7.50% 2036	532	579
Fannie Mae 8.00% 2036	2,294	2,517
Fannie Mae 5.259% 20371	1,530	1,623
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	27,360	28,958
Fannie Mae 5.506% 20371	21,831	22,998
Fannie Mae 5.61% 20371	34,976	36,878
Fannie Mae 5.616% 20371	10,667	11,243
Fannie Mae 5.684% 20371	16,677	17,582
Fannie Mae 5.785% 20371	18,115	19,166
Fannie Mae 5.967% 20371	26,879	28,432
Fannie Mae 6.00% 2037	108,684	115,307
Fannie Mae 6.00% 2037	72,294	76,725
Fannie Mae 6.00% 2037	44,206	46,915
Fannie Mae 6.00% 2037	41,387	43,949
Fannie Mae 6.00% 2037	34,684	36,809
Fannie Mae 6.00% 2037	29,194	30,973
Fannie Mae 6.00% 2037	19,884	21,103
Fannie Mae 6.00% 2037	11,478	12,189
Fannie Mae 6.00% 2037	10,773	11,379
Fannie Mae 6.00% 2037	7,568	7,994
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	3,786	4,046
Fannie Mae 6.00% 2037	3,310	3,531
Fannie Mae 6.083% 20371	17,032	17,948
Fannie Mae 6.428% 20371	8,956	9,467
Fannie Mae 6.50% 2037	31,179	33,447
Fannie Mae 6.50% 2037	27,707	29,722
Fannie Mae 6.50% 2037	23,224	24,913
Fannie Mae 6.50% 2037	23,143	24,703
Fannie Mae 6.50% 2037	20,318	21,709
Fannie Mae 6.50% 2037	20,079	21,529
Fannie Mae 6.50% 2037	15,085	16,174
Fannie Mae 6.50% 2037	1,455	1,560
Fannie Mae 6.646% 20371	10,670	11,250
Fannie Mae 7.00% 2037	37,601	41,260
Fannie Mae 7.00% 2037	29,699	32,366
Fannie Mae 7.00% 2037	11,547	12,584
Fannie Mae 7.00% 2037	11,536	12,572
Fannie Mae 7.00% 2037	1,585	1,739
Fannie Mae 7.00% 2037	1,516	1,664
Fannie Mae 7.00% 2037	822	902
Fannie Mae 7.00% 2037	655	719
Fannie Mae 7.50% 2037	5,706	6,258
Fannie Mae 7.50% 2037	3,342	3,638
Fannie Mae 7.50% 2037	3,094	3,368
Fannie Mae 7.50% 2037	2,818	3,068
Fannie Mae 7.50% 2037	1,806	1,965
Fannie Mae 7.50% 2037	1,701	1,852
Fannie Mae 7.50% 2037	1,689	1,839
Fannie Mae 7.50% 2037	1,511	1,644
Fannie Mae 7.50% 2037	1,243	1,353
Fannie Mae 7.50% 2037	1,197	1,303
Fannie Mae 7.50% 2037	1,118	1,217
Fannie Mae 7.50% 2037	1,069	1,164
Fannie Mae 7.50% 2037	1,003	1,092
Fannie Mae 7.50% 2037	913	994
Fannie Mae 7.50% 2037	723	787
Fannie Mae 7.50% 2037	571	621
Fannie Mae 7.50% 2037	554	599
Fannie Mae 7.50% 2037	493	540
Fannie Mae 7.50% 2037	494	538
Fannie Mae 7.50% 2037	399	435
Fannie Mae 8.00% 2037	2,648	2,908
Fannie Mae 8.00% 2037	2,140	2,302
Fannie Mae 8.00% 2037	1,669	1,795
Fannie Mae 8.00% 2037	1,488	1,650
Fannie Mae 8.00% 2037	1,147	1,258
Fannie Mae 5.00% 2038	16,665	17,124
Fannie Mae 5.00% 2038	8,200	8,425
Fannie Mae 5.013% 20381	15,274	16,041
Fannie Mae 5.314% 20381	12,344	12,950
Fannie Mae 5.50% 2038	293,956	308,088
Fannie Mae 5.50% 2038	50,607	53,122
Fannie Mae 5.50% 2038	40,472	42,433
Fannie Mae 5.50% 2038	38,756	40,634
Fannie Mae 5.50% 2038	38,148	39,981
Fannie Mae 5.50% 2038	33,936	35,568
Fannie Mae 5.50% 2038	33,687	35,360
Fannie Mae 5.50% 2038	29,492	30,910
Fannie Mae 5.50% 2038	20,490	21,585
Fannie Mae 5.50% 2038	17,459	18,392
Fannie Mae 5.50% 2038	13,911	14,580
Fannie Mae 5.50% 2038	11,752	12,336
Fannie Mae 5.50% 2038	9,178	9,619
Fannie Mae 5.50% 2038	3,096	3,262
Fannie Mae 5.551% 20381	2,255	2,358
Fannie Mae 5.678% 20381	17,581	18,565
Fannie Mae 5.737% 20381	24,939	26,283
Fannie Mae 6.00% 2038	62,896	66,728
Fannie Mae 6.00% 2038	34,783	36,915
Fannie Mae 6.00% 2038	33,256	35,262
Fannie Mae 6.00% 2038	27,177	28,833
Fannie Mae 6.00% 2038	23,912	25,362
Fannie Mae 6.00% 2038	23,769	25,211
Fannie Mae 6.00% 2038	19,724	21,013
Fannie Mae 6.00% 2038	16,944	17,977
Fannie Mae 6.00% 2038	16,160	17,140
Fannie Mae 6.00% 2038	10,651	11,300
Fannie Mae 6.00% 2038	9,961	10,562
Fannie Mae 6.00% 2038	9,092	9,640
Fannie Mae 6.00% 2038	8,339	8,847
Fannie Mae 6.00% 2038	7,124	7,558
Fannie Mae 6.50% 2038	160,956	172,575
Fannie Mae 6.50% 2038	39,561	42,415
Fannie Mae 6.50% 2038	33,643	36,072
Fannie Mae 6.50% 2038	17,958	19,254
Fannie Mae 3.62% 20391	46,125	46,905
Fannie Mae 3.625% 20391	43,499	44,235
Fannie Mae 3.626% 20391	20,179	20,536
Fannie Mae 3.65% 20391	34,572	35,151
Fannie Mae 3.658% 20391	23,744	24,184
Fannie Mae 3.695% 20391	37,121	37,828
Fannie Mae 3.761% 20391	24,914	25,435
Fannie Mae 3.762% 20391	9,557	9,760
Fannie Mae 3.79% 20391	45,231	46,214
Fannie Mae 3.809% 20391	13,042	13,321
Fannie Mae 3.83% 20391	11,428	11,682
Fannie Mae 3.85% 20391	10,256	10,493
Fannie Mae 3.91% 20391	18,008	18,431
Fannie Mae 3.912% 20391	8,319	8,523
Fannie Mae 3.914% 20391	9,591	9,878
Fannie Mae 3.95% 20391	22,424	22,978
Fannie Mae 3.951% 20391	9,457	9,699
Fannie Mae 4.50% 2039	93,048	93,000
Fannie Mae 4.50% 2039	23,764	23,754
Fannie Mae 5.00% 2039	91,571	94,079
Fannie Mae 5.00% 2039	48,146	49,465
Fannie Mae 5.124% 20391	24,213	25,357
Fannie Mae 5.50% 2039	29,757	31,183
Fannie Mae 6.00% 2039	59,339	62,976
Fannie Mae 6.00% 2039	44,658	47,367
Fannie Mae 6.00% 2039	9,074	9,622
Fannie Mae 6.00% 2039	8,728	9,258
Fannie Mae 6.50% 2039	21,613	23,173
Fannie Mae 3.619% 20401	34,426	34,991
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	5,508	6,121
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,754	1,903
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	3,251	3,667
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	3,757	4,240
Fannie Mae 6.00% 2047	1,096	1,156
Fannie Mae 6.50% 2047	1,350	1,426
Fannie Mae 6.50% 2047	1,200	1,267
Fannie Mae 6.50% 2047	665	708
Fannie Mae 7.00% 2047	6,069	6,615
Fannie Mae 7.00% 2047	472	514
Fannie Mae 7.50% 2047	1,448	1,573
Fannie Mae 7.50% 2047	704	765
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,565
Freddie Mac 5.50% 2019	7,028	7,500
Freddie Mac, Series 41, Class F, 10.00% 2020	78	79
Freddie Mac, Series 178, Class Z, 9.25% 2021	62	68
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,507	1,529
Freddie Mac, Series 2922, Class EL, 4.50% 2023	29,269	30,195
Freddie Mac 5.00% 2023	31,642	33,152
Freddie Mac 5.00% 2023	11,278	11,816
Freddie Mac 5.00% 2023	3,187	3,339
Freddie Mac 5.00% 2023	195	204
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,624	1,794
Freddie Mac 4.50% 2024	32,344	33,288
Freddie Mac 4.50% 2024	32,017	32,951
Freddie Mac 4.50% 2024	6,684	6,879
Freddie Mac 5.00% 2024	33,318	34,889
Freddie Mac 6.00% 2026	21,808	23,277
Freddie Mac 6.00% 2026	16,942	18,084
Freddie Mac 5.50% 2027	11,519	12,158
Freddie Mac 6.00% 2027	125,933	134,418
Freddie Mac, Series 2153, Class GG, 6.00% 2029	2,808	3,020
Freddie Mac, Series 2122, Class QM, 6.25% 2029	4,873	5,214
Freddie Mac 4.632% 20351	11,509	11,981
Freddie Mac, Series 3061, Class PN, 5.50% 2035	40,526	42,783
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	7,102	5,547
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	4,938	4,181
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	4,868	4,158
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	4,327	3,654
Freddie Mac, Series 3257, Class PA, 5.50% 2036	45,422	48,256
Freddie Mac, Series 3233, Class PA, 6.00% 2036	36,035	38,642
Freddie Mac, Series 3156, Class NG, 6.00% 2036	11,431	12,274
Freddie Mac, Series 3286, Class JN, 5.50% 2037	58,157	61,296
Freddie Mac, Series 3318, Class JT, 5.50% 2037	32,502	34,226
Freddie Mac 5.50% 2037	25,282	26,527
Freddie Mac, Series 3312, Class PA, 5.50% 2037	24,626	25,950
Freddie Mac 5.50% 2037	22,183	23,275
Freddie Mac 5.517% 20371	29,058	30,731
Freddie Mac 5.875% 20371	4,972	5,284
Freddie Mac 5.885% 20371	8,927	9,367
Freddie Mac 5.927% 20371	29,608	31,541
Freddie Mac 5.965% 20371	24,785	26,062
Freddie Mac, Series 3271, Class OA, 6.00% 2037	14,991	16,128
Freddie Mac 6.00% 2037	2,321	2,465
Freddie Mac 6.242% 20371	3,160	3,347
Freddie Mac 6.50% 2037	31,719	34,001
Freddie Mac 6.50% 2037	888	952
Freddie Mac 7.00% 2037	897	966
Freddie Mac 7.00% 2037	759	817
Freddie Mac 7.00% 2037	365	394
Freddie Mac 7.50% 2037	17,036	18,438
Freddie Mac 4.802% 20381	12,412	12,856
Freddie Mac 4.929% 20381	17,513	18,337
Freddie Mac 5.00% 2038	8,031	8,246
Freddie Mac 5.033% 20381	13,435	14,220
Freddie Mac 5.055% 20381	8,896	9,242
Freddie Mac 5.324% 20381	14,980	15,697
Freddie Mac 5.50% 2038	21,517	22,567
Freddie Mac 5.50% 2038	20,830	21,855
Freddie Mac 5.50% 2038	17,078	17,911
Freddie Mac 5.50% 2038	16,776	17,595
Freddie Mac 5.50% 2038	15,031	15,764
Freddie Mac 5.50% 2038	12,017	12,603
Freddie Mac 5.593% 20381	29,375	30,826
Freddie Mac 6.00% 2038	106,249	112,778
Freddie Mac 6.50% 2038	16,090	17,248
Freddie Mac 3.608% 20391	8,594	8,735
Freddie Mac 3.758% 20391	17,324	17,639
Freddie Mac 3.837% 20391	7,749	7,907
Freddie Mac 3.894% 20391	7,829	8,065
Freddie Mac 3.915% 20391	4,545	4,693
Freddie Mac 3.959% 20391	5,272	5,394
Freddie Mac 5.00% 2039	59,254	60,831
Freddie Mac 5.50% 2039	45,001	47,192
Freddie Mac 5.50% 2039	6,143	6,442
Freddie Mac 6.50% 2047	2,043	2,174
Freddie Mac 6.50% 2047	1,091	1,161
Freddie Mac 7.00% 2047	845	917
Freddie Mac 7.00% 2047	702	762
Government National Mortgage Assn. 10.00% 2021	744	849
Government National Mortgage Assn., Series 2005-58, Class NO, principal only, 0% 2035	4,380	3,404
Government National Mortgage Assn. 6.00% 2038	75,251	79,948
Government National Mortgage Assn. 5.00% 2039	71,835	74,021
Government National Mortgage Assn., Series 2003, Class A, 5.612% 2058	10,336	11,043
		7,031,165

COMMERCIAL MORTGAGE-BACKED SECURITIES3 — 3.88%
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	1,184	1,214
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-4, 6.505% 2034	371	382
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,435	2,531
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035	448	455
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	40,500	41,554
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 20351,2	1,500	1,311
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class G, 6.006% 20361,2	500	386
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	29,056	30,268
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	8,342	8,425
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	12,900	12,642
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	20,000	20,076
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A-MFX, 4.877% 2037	10,000	7,606
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 20372	8,240	4,254
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	2,500	2,632
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class F, 4.518% 20382	2,000	951
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A-2, 5.017% 2038	12,200	12,233
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 20381	12,000	12,094
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	20,600	20,667
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.548% 20391	10,000	10,092
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.658% 20391	7,305	6,326
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20401	42,000	41,446
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-3, 6.26% 2033	3,568	3,654
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class F, 5.957% 20341,2	2,500	1,942
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	313	318
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	2,500	2,524
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.316% 20371	61,300	61,730
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135% 20372	400	353
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	5,343	5,417
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	21,050	20,962
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-2, 4.575% 2042	17,032	17,055
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	25,000	25,090
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 20421	1,655	1,572
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	10,080	10,158
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 20441	15,130	14,359
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 20451	34,000	32,449
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	17,059	17,045
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	57,100	58,314
Fannie Mae, Series 2001-T6B, 6.088% 2011	48,000	50,552
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	46,225	48,038
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20372	18,500	18,686
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20372	10,000	10,283
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20372	10,000	10,283
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20372	36,415	37,446
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20372	11,375	11,697
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20372	13,470	13,852
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 20362	48,500	48,966
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 20362	14,180	14,317
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 20362	12,329	12,466
SBA CMBS Trust, Series 2006-1A, Class E, 6.174% 20362	4,025	4,070
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 20362	375	379
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 20362	1,375	1,415
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 20362	4,040	4,159
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 20362	2,375	2,445
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 20352	43,000	43,406
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 20362	31,000	31,634
Crown Castle Towers LLC, Series 2006-1, Class F, 6.65% 20362	10,350	10,551
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 20362	1,400	1,426
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	42,146	43,548
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	9,975	9,815
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	1,918	1,937
Banc of America Commercial Mortgage Inc., Series 2004-4, Class B, 4.985% 2042	1,000	544
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	1,079	1,080
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20451	2,500	2,390
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	5,000	4,694
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	2,205	2,236
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	3,000	2,944
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20421	4,650	4,500
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	10,274	10,334
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.265% 20441	15,350	15,010
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.27% 20441	8,038	7,916
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	16,382
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20431	51,820	49,956
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.875% 20451	7,645	6,134
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X, interest only, 0.612% 20311	42,257	1,493
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.656% 20311,2	35,032	858
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	12,986	13,243
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	2,791	2,829
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class D, 6.94% 20352	3,000	2,773
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	10,000	10,061
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	20,825	20,152
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.179% 20391	8,000	4,473
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	19,193	12,651
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.336% 20441	33,700	32,207
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.233% 20371	4,620	3,882
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 20381	8,500	8,361
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.656% 20391	3,050	3,057
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20411	6,805	6,684
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20431	5,065	4,894
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20431	6,300	4,920
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 20431	10,250	9,537
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 2033	1,134	1,141
Commercial Mortgage Trust, Series 2004-LB3A, Class A-4, 5.234% 2037	10,956	11,166
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	20,000	19,618
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	8,298	8,275
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	1,567	1,565
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	13,045	13,116
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-5, 5.224% 20371	11,000	9,978
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20371	15,000	15,177
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)1	41,210	36,516
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20262	37,992	36,067
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class F, 7.222% 2029	931	948
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	28,234	29,072
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class F, 4.718% 20361,2	1,000	513
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class G, 4.817% 20361,2	1,000	484
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	16,084	16,368
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	6,779	7,004
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	2,254	2,346
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	17	17
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	18,090	18,791
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	2,500	2,557
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038	723	739
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	2,500	2,620
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	1,944	1,947
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	561	562
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	3,468	3,490
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 20301	5,000	4,922
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A-M, 5.017% 20401	10,000	8,288
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.725% (undated)1	15,800	15,163
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	15,000	13,803
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	13,563	13,674
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 20338	10,410	10,458
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.207% 20421	7,875	8,075
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	3,814	3,882
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	2,269	2,286
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	797	796
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	5,000	5,025
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	1,208	1,207
First Union National Bank Commercial Mortgage Trust, Series 2001-C4, Class A-1, 5.673% 2033	156	157
		1,535,866

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED)3 — 1.59%
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 5.997% 20351	3,073	2,276
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.611% 20361	13,261	8,245
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.905% 20361	25,869	18,399
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 20361	5,875	3,866
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.792% 20371	18,765	11,790
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.817% 20371	18,970	12,214
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 2-A3, 5.877% 20371	28,911	17,809
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 3.899% 20341	7,594	6,240
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 3.789% 20351	27,422	19,159
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.462% 20351	51,800	39,679
Bear Stearns ARM Trust, Series 2007-2, Class I-A-1, 5.00% 20461	748	502
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	12,021	10,362
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	14,396	12,912
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1-A-16, 5.50% 2035	4,618	1,940
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	2,177	1,815
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	7,652	6,674
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2035	5,434	4,025
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	886	756
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.581% 20371	21,976	9,934
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	5,566	5,168
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	25,546	21,970
Residential Accredit Loans, Inc., Series 2005-QA12, Class CB-I, 4.262% 20351	3,880	2,416
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-II-1, 5.919% 20361	12,453	6,720
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	6,308	3,941
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 2.896% 20341	18,627	16,367
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.038% 20361	2,178	1,590
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.792% 20371	29,887	20,537
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.054% 20371	23,925	14,184
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	27,209	19,937
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	328	325
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	40	37
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	2,387	2,251
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	45	45
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	6,296	5,736
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	4,797	4,370
CS First Boston Mortgage Securities Corp., Series 2006-7, Class 8-A-6, 0.861% 20361	12,567	5,354
CS First Boston Mortgage Securities Corp., Series 2006-7, Class 6-A-3, 5.50% 2036	23,566	14,122
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 3.619% 20341	2,491	1,946
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.492% 20351	22,251	16,881
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.905% 20471	7,414	5,358
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.048% 20471	2,247	1,520
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037	36,844	22,922
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.351% 20461	18,699	18,345
Residential Asset Securitization Trust, Series 2005-A7, Class A-5, 5.50% 2035	5,338	2,939
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	13,218	8,662
Residential Asset Securitization Trust, Series 2006-A8, Class 1-A-2, 0.531% 20361	8,898	4,552
Residential Asset Securitization Trust, Series 2006-A8, Class 3-A-11, 6.00% 2036	3,853	2,123
J.P. Morgan Alternative Loan Trust, Series 2006-A1, Class 2-A-1, 5.80% 20361	16,034	9,807
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 5-A-1, 6.197% 20361	11,676	7,446
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.731% 20361	4,000	2,890
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.762% 20371	21,750	14,266
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	511	481
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	972	856
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	11,825	9,877
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,152	2,638
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	3,651	3,031
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	372	269
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 20371	29,633	17,058
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 3.377% 20351	7,939	6,609
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A-4, 6.00% 2036	11,543	9,362
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.867% 20351	22,014	14,622
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.774% 20361	21,394	13,128
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 5.914% 20361	18,463	11,105
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	11,959	9,288
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.401% 20371	19,012	9,084
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.669% 20341	4,988	4,955
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 3-A-1, 5.194% 20351	4,771	3,190
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.651% 20371	22,000	8,034
Washington Mutual Mortgage, WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,082	860
Washington Mutual Mortgage, WMALT Series 2006-2, Class 1-A-3, 6.00% 2036	12,000	6,561
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR19, Class A-6, 5.622% 20361	10,000	6,964
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.618% 20361	8,530	6,959
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 20351,2	7,737	6,690
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.245% 20271,2	3,962	3,571
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.399% 20271,2	1,531	1,381
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.70% 20281,2	950	902
CitiMortgage Alternative Loan Trust, Series 2006-A1, Class IA-3, 5.75% 2036	10,000	4,429
Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1, 4.521% 20331	4,253	4,091
Sequoia Mortgage Trust, Series 2007-1, Class 4-A1, 5.719% 20461	4,771	3,997
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.595% 20371	6,218	3,662
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 3.76% 20361	2,897	1,786
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.42% 20401,2,8	1,459	365
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 20272	347	249
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	228	209
		629,587

OTHER MORTGAGE-BACKED SECURITIES3 — 0.55%
Nykredit 4.00% 2035	DKr286,711	52,477
Nykredit 5.00% 2038	168,134	32,552
Nationwide Building Society, Series 2007-2, 5.50% 20122	$34,750	37,284
Bank of America 5.50% 20122	34,750	37,095
Barclays Bank PLC 4.00% 2019	€14,100	19,984
Northern Rock PLC 5.625% 20172	$20,000	18,816
HBOS Treasury Services PLC 5.25% 20172	11,000	10,924
HBOS Treasury Services PLC 5.25% 2017	7,000	6,952
		216,084

Total mortgage-backed obligations		9,412,702

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 5.91%
United Mexican States Government Global 6.375% 2013	5,150	5,717
United Mexican States Government Global 5.875% 2014	3,000	3,268
United Mexican States Government, Series MI10, 9.50% 2014	MXN690,300	57,323
United Mexican States Government, Series M10, 8.00% 2015	505,000	39,311
United Mexican States Government, Series M10, 7.25% 2016	435,000	32,787
United Mexican States Government 3.50% 20178,10	225,418	17,717
United Mexican States Government Global 5.95% 2019	$31,080	33,023
United Mexican States Government, Series M20, 10.00% 2024	MXN394,800	34,674
United Mexican States Government Global 6.75% 2034	$2,495	2,645
United Mexican States Government, Series M30, 10.00% 2036	MXN138,000	12,037
Polish Government 5.75% 2014	PLN180,696	63,390
Polish Government 5.25% 2017	255,245	84,496
Polish Government 6.375% 2019	$59,095	64,572
South Korean Government 4.25% 2014	KRW29,650,000	24,854
South Korean Government 4.75% 2014	45,350,000	39,024
South Korean Government 5.00% 2014	7,890,000	6,824
South Korean Government 5.75% 2014	$21,000	22,998
South Korean Government 5.25% 2015	KRW24,200,000	21,065
South Korean Government 5.50% 2017	10,100,000	8,857
South Korean Government 5.75% 2018	19,625,000	17,425
Irish Government 4.00% 2014	€44,665	65,659
Irish Government 4.40% 2019	14,855	20,624
Irish Government 5.90% 2019	21,030	32,571
Australia Government Agency-Guaranteed, National Australia Bank 5.75% 2013	$ A11,250	10,080
Australia Government Agency-Guaranteed, National Australia Bank 0.784% 20141,2	$25,000	25,047
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20142	50,550	50,878
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20122	7,250	7,315
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20142	22,900	22,665
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 20142	45,000	45,872
European Investment Bank 3.125% 2014	11,500	11,645
European Investment Bank 4.25% 2014	€35,020	53,864
European Investment Bank 4.875% 2017	$9,000	9,659
Brazilian Treasury Bill 6.00% 20108,10	BRL 1,566	908
Brazilian Treasury Bill 6.00% 20158,10	7,418	4,131
Brazil (Federal Republic of) Global 12.50% 2016	23,400	15,242
Brazil (Federal Republic of) 10.00% 20178	48,000	23,666
Brazilian Treasury Bill 6.00% 20178,10	41,613	23,030
Brazil (Federal Republic of) Global 8.00% 20183	$608	697
Brazil (Federal Republic of) Global 12.25% 2030	425	746
Brazil (Federal Republic of) Global 7.125% 2037	750	864
Brazil (Federal Republic of) Global 11.00% 2040	2,110	2,822
France Government Agency-Guaranteed, Société Finance 2.25% 20122	21,815	22,003
France Government Agency-Guaranteed, Société Finance 2.875% 20142	33,000	32,734
France Government Agency-Guaranteed, Société Finance 3.375% 20142	16,450	16,790
Turkey (Republic of) 15.00% 2010	TRY 5,250	3,553
Turkey (Republic of) 10.00% 20128,10	26,867	20,621
Turkey (Republic of) 16.00% 2012	9,555	7,149
Turkey (Republic of) 16.00% 2013	21,045	16,606
Turkey (Republic of) 7.50% 2017	$5,725	6,526
Turkey (Republic of) 6.75% 2018	8,550	9,287
Turkey (Republic of) 8.00% 2034	1,250	1,450
Netherlands Government Eurobond 4.00% 2018	€41,200	61,514
New South Wales Treasury Corp., Series 12, 6.00% 2012	$ A32,750	30,028
New South Wales Treasury Corp., Series 19, 6.00% 2019	33,350	29,474
German Government 4.25% 2014	€18,615	28,729
German Government 3.75% 2019	7,240	10,725
German Government 6.25% 2030	8,190	14,983
German Government 4.75% 2034	3,065	4,764
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$44,750	56,497
KfW 6.25% 2012	$ A13,000	11,904
KfW 5.50% 2014	35,400	31,224
KfW 5.00% 2015	NKr50,000	8,979
Greek Government 5.50% 2014	€11,125	16,154
Greek Government 6.00% 2019	24,710	35,776
Malaysian Government 5.094% 2014	MYR90,920	28,121
Malaysian Government 3.741% 2015	63,870	18,601
Queensland Treasury Corp., Series 12, 6.50% 2012	$ A32,250	29,900
Queensland Treasury Corp., Series 15, 6.00% 2015	18,380	16,621
French Government O.A.T. Eurobond 4.00% 2014	€30,340	46,190
Sweden Government Agency-Guaranteed, Swedbank AB 2.80% 20122	$9,000	9,160
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20132	35,000	35,559
Indonesia (Republic of) 11.00% 2012	IDR 4,090,000	464
Indonesia (Republic of) 12.50% 2013	8,710,000	1,028
Indonesia (Republic of) 14.275% 2013	2,110,000	265
Indonesia (Republic of) 11.25% 2014	1,260,000	146
Indonesia (Republic of) 9.50% 2015	28,000,000	3,045
Indonesia (Republic of) 10.75% 2016	136,020,000	15,553
Indonesia (Republic of) 6.875% 2018	$2,000	2,210
Indonesia (Republic of) 6.875% 20182	1,700	1,878
Indonesia (Republic of) 11.625% 2019	10,254	14,766
Indonesia (Republic of) 7.75% 2038	4,500	5,107
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20122	42,120	42,580
Japanese Government 1.30% 2011	¥50	1
Japanese Government 1.50% 2018	2,468,700	27,433
Japanese Government 2.40% 2038	1,342,250	14,845
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20122	$8,250	8,301
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20142	33,220	33,146
Colombia (Republic of) Global 11.75% 2010	COP4,100,000	2,039
Colombia (Republic of) Global 8.25% 2014	$5,950	7,021
Colombia (Republic of) Global 12.00% 2015	COP26,904,000	16,226
Colombia (Republic of) Global 7.375% 2017	$10,365	11,738
Colombia (Republic of) Global 9.85% 2027	COP4,950,000	2,819
Colombia (Republic of) Global 7.375% 2037	$1,000	1,095
Russian Federation 7.50% 20303	34,601	39,186
Russian Federation 7.50% 20302,3	136	154
Finland (Republic of) 3.875% 2017	€23,230	34,581
Venezuela (Republic of) 5.375% 2010	$2,835	2,771
Venezuela (Republic of) 8.50% 2014	245	194
Venezuela (Republic of) 7.65% 2025	985	584
Venezuela (Republic of) 9.25% 2027	31,745	23,333
Venezuela (Republic of) 9.25% 2028	11,160	7,561
Israeli Government 6.50% 20168	ILS27,375	7,977
Israeli Government 5.50% 20178	63,060	17,306
Israeli Government 5.125% 2019	$8,250	8,375
Treasury Corp. of Victoria 6.25% 2012	$ A32,500	29,974
Croatian Government 6.75% 20192	$22,450	24,224
United Kingdom Government Agency-Guaranteed, Lloyds TSB Group PLC 2.80% 20122	23,000	23,430
Australia and New Zealand Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20122	21,750	22,404
Italian Government 4.25% 2013	€14,100	21,346
Province of Ontario 1.875% 2012	$17,250	17,090
Argentina (Republic of) 0.354% 20121,3,8	24,755	8,478
Argentina (Republic of) 7.00% 20158	9,345	7,884
Argentina (Republic of) GDP-Linked 2035	ARS 9,238	115
Argentina (Republic of) 0.63% 20383,8,10	16,963	579
Peru (Republic of) 8.375% 2016	$9,005	10,919
Peru (Republic of) 6.55% 20373	4,200	4,389
Thai Government 5.25% 2014	THB200,000	6,452
Thai Government 3.625% 2015	290,700	8,708
Uruguay (Republic of) 5.00% 20188,10	UYU270,315	13,450
Uruguay (Republic of) 7.625% 20363	$1,250	1,359
Panama (Republic of) Global 7.25% 2015	2,275	2,599
Panama (Republic of) Global 7.125% 2026	690	781
Panama (Republic of) Global 8.875% 2027	250	326
Panama (Republic of) Global 9.375% 2029	340	454
Panama (Republic of) Global 6.70% 20363	5,748	6,093
Nordic Investment Bank, Series C, 5.00% 2017	9,000	9,661
Corporación Andina de Fomento 6.875% 2012	5,895	6,324
Corporación Andina de Fomento 5.125% 2015	2,000	2,010
Corporación Andina de Fomento 8.125% 2019	890	1,032
Banque Centrale de Tunisie 4.75% 2011	€3,000	4,435
Banque Centrale de Tunisie 7.375% 2012	$4,500	4,894
South Africa (Republic of) 6.875% 2019	7,615	8,586
Australia Government Agency-Guaranteed, Macquarie Bank Ltd. 5.00% 2014	$ A9,750	8,432
Philippines (Republic of) 6.375% 2034	$8,000	7,880
Austrian Government 2.00% 20122	7,250	7,332
Iraq (Republic of) 5.80% 20283	9,450	7,324
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20142	7,000	7,181
Asian Development Bank 2.75% 2014	6,150	6,153
Dominican Republic 9.50% 20112,3	938	980
Dominican Republic 9.04% 20182,3	4,481	4,879
El Salvador (Republic of) 7.65% 20352	3,450	3,415
Gabonese Republic 8.20% 2017	2,450	2,579
Guatemala (Republic of) 10.25% 20112	1,000	1,125
Ireland Government Agency-Guaranteed, Anglo Irish Bank Corp. plc 1.012% 20161	€1,400	568
LCR Finance PLC 5.10% 2051	£165	306
		2,341,492

ASSET-BACKED OBLIGATIONS3 — 2.73%
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 20122	$4,213	4,263
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 20122	2,626	2,673
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 20122	5,072	5,164
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20122	18,983	19,213
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 20132	15,100	15,503
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 20132	20,035	20,371
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20142	20,000	20,674
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 20142	18,950	19,693
Washington Mutual Master Note Trust, Series 2007-B1, Class B-1, 4.95% 20142	4,000	4,019
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 20142	30,055	30,716
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.283% 20151,2	31,000	30,655
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.38% 2014	51,689	52,621
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	4,842	4,893
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 20132	40,514	41,255
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 20142	12,138	12,431
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	31,573	31,979
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	14,951	15,133
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	27,750	28,292
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	15,500	15,885
AmeriCredit Automobile Receivables Trust, Series 2005-C-F, Class A-4, FSA insured, 4.63% 2012	6,517	6,538
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	4,765	4,816
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	25,224	25,922
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	4,572	4,710
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 20112	14,500	14,755
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20142	9,000	8,977
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 20162	17,500	17,486
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	40,250	41,179
Capital One Auto Finance Trust, Series 2006-A, Class A-4, AMBAC insured, 0.243% 20121	2,381	2,360
Capital One Auto Finance Trust, Series 2006-C, Class A-4, FGIC insured, 0.263% 20131	22,502	22,067
Capital One Auto Finance Trust, Series 2007-B, Class A-4, MBIA insured, 0.263% 20141	12,425	12,018
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	5,684	5,774
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	8,200	8,535
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	20,000	20,957
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 20132	5,062	5,194
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20142	27,581	28,429
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 20212	37,235	33,579
USAA Auto Owner Trust, Series 2007-1, Class A-4, 5.55% 2013	26,000	27,025
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	7,502	7,555
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	5,036	5,061
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	1,388	1,415
Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 0.445% 20271	479	421
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	1,524	1,559
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	7,025
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	849	772
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	2,173	2,005
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	13,493	5,372
CWHEQ Home Equity Loan Trust, Series 2006-S6, Class A-6, AMBAC insured, 5.657% 20341	13,126	5,737
CWHEQ Home Equity Loan Trust, Series 2006-S4, Class A-6, AMBAC insured, 5.834% 20341	8,033	3,692
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 20361	28,309	9,287
RAMP Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	3,625	2,968
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	21,801	20,022
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.373% 20371	18,491	13,003
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 0.383% 20371	12,512	3,633
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.383% 20371	4,098	2,878
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	18,000	19,114
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,720	17,967
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 20361	4,812	2,324
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 20371	9,659	5,091
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 20371	19,318	9,446
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	5,252	5,017
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	8,290	8,407
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	2,990
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 20232,8	23,682	15,393
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	1,139	1,140
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012	2,279	2,290
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	10,000	10,288
Hyundai Auto Receivables Trust, Series 2006-A, Class A-4, 5.26% 2012	13,432	13,494
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 1.026% 20341	18,822	11,986
Morgan Stanley ABS Capital I Inc., Series 2004-HE9, Class M-5, 1.281% 20341	2,678	785
Wachovia Auto Loan Owner Trust, Series 2006-1, Class A-4, 5.08% 20122	6,569	6,666
Wachovia Auto Loan Owner Trust, Series 2006-1, Class B, 5.15% 20122	5,000	5,100
Drivetime Auto Owner Trust, Series 2007-A, XLCA insured, 5.603% 20131,2	10,245	10,439
AmeriCredit Prime Automobile Receivables Trust, Series 2007-2-M, Class A-4-A, MBIA insured, 5.35% 2016	10,073	10,321
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	2,138	1,906
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018	1,096	964
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2022	3,600	3,219
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.689% 20331	4,578	3,655
Franklin Auto Trust, Series 2006-1, Class A-4, 5.03% 2014	7,005	7,137
Franklin Auto Trust, Series 2006-1, Class B, 5.14% 2014	2,000	2,019
MBNA Credit Card Master Note Trust, Series 2006-1, Class C, 0.653% 20151	10,000	8,875
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-4, FGIC insured, 4.70% 2034	1,223	1,176
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 20351	6,673	6,011
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.361% 20361	2,098	1,579
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	9,992	8,519
UPFC Auto Receivables Trust, Series 2007-A, Class A-3, MBIA insured, 5.53% 2013	8,263	8,466
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	7,685	7,683
Ford Credit Auto Owner Trust, Series 2006-B, Class B, 5.43% 2012	7,333	7,481
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	7,000	7,234
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class A-3, 5.825% 20361,2	8,387	4,507
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-5, 6.831% 20361,2	4,725	728
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-6, 7.00% 20361,2	1,816	246
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 20371	3,061	1,591
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	1,312	1,343
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	4,309	4,415
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D, 7.25% 2029	1,433	745
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 1.983% 20331	808	333
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	7,114	6,799
CNL Funding, Series 2000-AA, Class A-2, MBIA insured, 8.044% 20172	9,873	6,569
Advanta Business Card Master Trust, Series 2006-A5, Class A, 5.10% 2012	6,588	6,391
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.361% 20261	715	321
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.361% 20291	11,088	5,030
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	5,000	5,125
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	4,822	4,454
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	4,140	4,427
SACO I Trust, Series 2005-5, Class I-A, 0.711% 20351	3,501	2,687
SACO I Trust, Series 2006-10, Class A, 0.381% 20361	7,291	723
SACO I Trust, Series 2006-4, Class A-3, 0.441% 20361	4,651	665
SACO I Trust, Series 2006-5, Class II-A-3, 0.717% 20361	5,379	322
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	2,185	2,058
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	1,750	1,636
Home Equity Asset Trust, Series 2004-7, Class M-1, 0.851% 20351	6,500	3,638
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 20172	4,169	3,587
Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A-1, 0.381% 20361	19,370	3,023
Structured Asset Securities Corp., Series 2005-S7, Class A2, 0.531% 20351,2	8,724	2,936
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 20132	1,989	2,035
CWABS Revolving Home Equity Loan Trust, Series 2004-P, Class 2-A, MBIA insured, 0.553% 20341	5,307	1,782
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 20392	£1,160	1,739
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-3B, 5.846% 20371	$8,477	1,730
CSAB Mortgage-backed Trust, Series 2007-1, Class 1-A-3B, 5.908% 20371	5,757	1,408
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.391% 20371	1,784	1,016
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 20222	1,168	941
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 20351,2	876	821
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 20361	1,597	295
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 20371	2,106	211
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	636	449
Chase Auto Owner Trust, Series 2006-B, Class B, 5.24% 2014	389	394
Irwin Home Equity, Series 2006-2, Class 2-A3, FGIC insured, 6.40% 20361,2	2,000	358
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1, Class A-1, 0.531% 20371	7,136	263
Option One Mortgage Loan Trust, Series 2002-1, Class M-1, 1.356% 20321	167	61
		1,080,143

MUNICIPALS — 0.38%
State of California, Los Angeles Unified School District (County of Los Angeles), General Obligation Bonds, Election of 2004,
Series 2009-I, 5.00% 2029	20,000	20,564
State of California, Los Angeles Unified School District (County of Los Angeles), General Obligation Bonds, Election of 2002,
Series 2009-D, 5.20% 2029	8,665	9,041
State of California, Los Angeles Unified School District (County of Los Angeles), General Obligation Bonds, Election of 2002,
Series 2009-D, 5.00% 2034	4,530	4,557
State of New York, Long Island Power Authority, Electric System General Revenue Bonds, Series 2009-A, 5.75% 2039	24,330	26,264
California Various Purpose General Obligation Bonds 7.50% 2034	6,530	6,407
California Various Purpose General Obligation Bonds 6.00% 2038	10,000	10,248
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	19,787	15,825
State of Illinois, Regional Transportation Authority of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
General Obligation Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	14,440
State of Indiana, Health and Educational Facility Financing Authority, Hospital Revenue Refunding Bonds
(Clarian Health Obligated Group), Series 2006-B, 5.00% 2033	13,860	12,688
State of Texas, City of San Antonio, Electric and Gas Systems Revenue Refunding Bonds, New Series 2009-A, 5.00% 2034	10,000	10,392
State of Wisconsin, General Fund Annual Appropriation Bonds, Series 2009-A, 5.75% 2033	6,000	6,495
State of Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue Bonds, Series 2007, 5.50% 2023	6,000	6,257
State of New York, Metropolitan Transportation Authority, Dedicated Tax Fund Bonds (Federally Taxable-Issuer
Subsidy-Build America Bonds), Series 2009-C, 7.336% 2039	5,500	6,173
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	2,317	1,932
		151,283

Total bonds & notes (cost: $37,738,120,000)		$38,084,303

	Principal amount
Convertible securities — 0.05%	(000)

INFORMATION TECHNOLOGY — 0.04%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$11,500	11,587
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	4,380	3,964
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	1,808	1,792
		17,343

FINANCIALS — 0.01%
Equity Residential 3.85% convertible notes 2026	1,000	990
Boston Properties, Inc. 2.875% convertible notes 2037	1,000	986
		1,976

Total convertible securities (cost: $15,432,000)		19,319

Preferred securities — 1.49%	Shares

FINANCIALS — 1.48%
BNP Paribas 7.195%1,2	78,000,000	72,540
BNP Paribas Capital Trust 9.003% noncumulative trust1,2	15,000,000	14,850
JPMorgan Chase & Co., Series I, 7.90%1	72,620,000	75,149
Barclays Bank PLC 7.434%1,2	71,920,000	66,526
Barclays Bank PLC 6.86%1,2	4,000,000	3,320
SMFG Preferred Capital USD 3 Ltd. 9.50%1,2	36,979,000	39,013
SMFG Preferred Capital GBP 2 Ltd. 10.231%1	3,100,000	5,665
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative2	5,562,000	5,498
AXA SA, Series B, 6.379%1,2	48,770,000	39,504
PNC Preferred Funding Trust I 6.517%1,2	45,000,000	33,731
PNC Preferred Funding Trust III 8.70%1,2	1,400,000	1,438
QBE Capital Funding II LP 6.797%1,2	36,055,000	30,870
Banco Bilbao Vizcaya Argentaria, SA, 5.919%1	33,554,000	27,048
Resona Preferred Global Securities (Cayman) Ltd. 7.191%1,2	32,800,000	26,856
Standard Chartered PLC 6.409%1,2	33,200,000	26,387
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up1,2	21,320,000	25,957
Banco Santander, SA, Series 10, 10.50%	797,505	22,627
Wachovia Capital Trust III 5.80%1	14,672,000	11,371
Wells Fargo & Co. 7.98%1	5,425,000	5,466
Weingarten Realty Investors, Series D, 6.75%	495,420	10,528
Weingarten Realty Investors, Series E, 6.95% cumulative redeemable depositary shares	250,000	5,350
XL Capital Ltd., Series E, 6.50%1	16,250,000	12,431
Lloyds Banking Group PLC 6.657% preference shares1,2	11,400,000	6,855
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities2	300,000	6,769
Société Générale 5.922%1,2	8,000,000	6,240
Royal Bank of Scotland Group PLC, Series U, 7.64%1	5,000,000	2,703
RBS Capital Trust II 6.425% noncumulative trust1	1,000,000	615
GMAC LLC, Series G, 7.00%2,11	403	266
		585,573

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
US AgBank 6.11%1,2	5,000,000	3,063

		Value
Preferred securities		(000)

Total preferred securities (cost: $596,665,000)		$588,636

Common stocks — 0.04%	Shares

MATERIALS — 0.03%
Georgia Gulf Corp.11	759,869	13,207

INFORMATION TECHNOLOGY — 0.01%
ZiLOG, Inc.11	475,000	1,681

CONSUMER DISCRETIONARY — 0.00%
Adelphia Recovery Trust, Series Arahova11	1,943,006	350
Adelphia Recovery Trust, Series ACC-111	3,366,231	108
Adelphia Recovery Trust, Series ACC-6B8,11	5,056,500	25
Charter Communications, Inc., Class A11	5,059	179
American Media Operations, Inc.2,8,11	295,801	3
		665

HEALTH CARE — 0.00%
Clarent Hospital Corp. Liquidating Trust8,11,12	331,291	17

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc.11	7,614	4

Total common stocks (cost: $32,598,000)		15,574

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series B, warrants, expire 201011	11,424	—
XO Holdings, Inc., Series A, warrants, expire 201011	15,233	—
XO Holdings, Inc., Series C, warrants, expire 201011	11,424	—
GT Group Telecom Inc., warrants, expire 20102,8,11	2,750	—
		—

INDUSTRIALS — 0.00%
Atrium Corp., warrants, expire 20182,8,11	1,885	—

Total warrants (cost: $143,000)		—

	Principal amount	Value
Short-term securities — 1.30%	(000)	(000)

U.S. Treasury Bills 0.18%–0.325% due 6/17–10/21/2010	$152,200	$151,874
Straight-A Funding LLC 0.14%–0.18% due 1/26–3/18/20102	119,300	119,277
Bank of America Corp. 0.30% due 6/1/2010	75,000	74,902
Fannie Mae 0.43% due 12/3/2010	33,700	33,564
Private Export Funding Corp. 0.18% due 3/18/20102	29,100	29,091
General Electric Capital Corp. 0.01% due 1/4/2010	25,000	25,000
Federal Farm Credit Banks 0.20% due 6/15/2010	25,000	24,977
JPMorgan Chase & Co. 0.03% due 1/4/2010	23,400	23,400
Coca-Cola Co. 0.22%–0.25% due 1/13–5/13/20102	15,900	15,886
Walt Disney Co. 0.11% due 1/15/20102	10,200	10,199
Freddie Mac 0.215% due 1/27/2010	8,600	8,599

Total short-term securities (cost: $516,834,000)		516,769

Total investment securities (cost: $38,899,792,000)		39,224,601
Other assets less liabilities		369,553

Net assets		$39,594,154

1  Coupon rate may change periodically.
2  Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,187,968,000, which represented 13.10% of the net assets of the fund.
3  Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4  Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $255,264,000, which represented ..64% of the net assets of the fund.
5  Scheduled interest and/or principal payment was not received.
6  Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7  Step bond; coupon rate will increase at a later date.
8  Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $579,205,000, which represented 1.46% of the net assets of the fund.
9  Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 7/17/2009 at a cost of $5,523,000) may be subject to legal or contractual restrictions on resale.
10Index-linked bond whose principal amount moves with a government retail price index.
11Security did not produce income during the last 12 months.
12Represents an affiliated company as defined under the Investment Company Act of 1940.

Key to abbreviations and symbols

ARS = Argentine pesos	£ = British pounds	MYR = Malaysian ringgits
A$ = Australian dollars	IDR = Indonesian rupiah	NKr = Norwegian kroner
BRL = Brazilian reais	ILS = Israeli shekels	PLN = Polish zloty
COP = Colombian pesos	¥ = Japanese yen	THB = Thai baht
DKr = Danish kroner	KRW = South Korean won	TRY = New Turkish liras
€ = Euros	MXN = Mexican pesos	UYU = Uruguayan pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-908-0210O-S21489

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON INVESTMENT PORTFOLIO
To the Shareholders and Board of Directors of
The Bond Fund of America, Inc.:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The Bond Fund of America, Inc. (the “Fund”) as of December 31, 2009, and for the year then ended and have issued our report thereon dated February 5, 2010, which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR.  Our audit also included the Fund’s investment portfolio (the “Schedule”) as of December 31, 2009, appearing in Item 6 of this Form N-CSR.  This Schedule is the responsibility of the Fund’s management.  Our responsibility is to express an opinion based on our audit.  In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 5, 2010

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA, INC.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: February 26, 2010

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: February 26, 2010